Baird Core Plus Bond Fund
Schedule of Investments, September 30, 2021 (Unaudited)
		Principal		% of
		Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
2.500%, 05/15/2024		$234,150,000	$246,772,148
0.375%, 07/15/2024		475,750,000	474,449,119
2.250%, 11/15/2025		283,550,000	299,909,505
2.000%, 11/15/2026		1,106,150,000	1,160,593,320
2.250%, 11/15/2027		1,139,700,000	1,211,510,001
1.625%, 08/15/2029		185,000,000	188,425,390
0.625%, 08/15/2030		655,675,000	609,957,038
1.250%, 08/15/2031		160,000,000	155,937,440
1.375%, 11/15/2040		426,425,000	383,049,582
2.875%, 05/15/2043		1,054,150,000	1,209,760,661
2.500%, 02/15/2045		1,010,525,000	1,091,288,058
2.875%, 05/15/2049		246,650,000	288,541,961
Total U.S. Treasury Securities (Cost $7,332,431,927)			7,320,194,223	22.8%

Other Government Related Securities
Comision Federal de Electricidad,
5.750%, 02/14/2042 (1)(2)		5,200,000	5,674,552
Corp Andina de Fomento,
4.375%, 06/15/2022 (1)		4,265,000	4,384,280
Electricite de France SA,
4.750%, 10/13/2035 (Callable 04/13/2035) (1)(2)		10,000,000	11,995,259
Korea Development Bank,
3.000%, 09/14/2022 (1)		4,400,000	4,503,267
Petrobras Global Finance BV,
7.375%, 01/17/2027 (1)		9,300,000	11,220,869
Petroleos Mexicanos:
4.500%, 01/23/2026 (1)		3,516,000	3,536,041
6.490%, 01/23/2027 (Callable 11/23/2026) (1)		11,743,000	12,410,003
6.840%, 01/23/2030 (Callable 10/23/2029) (1)		14,606,000	15,086,391
5.950%, 01/28/2031 (Callable 10/28/2030) (1)		1,005,000	974,247
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (1)(2)		1,500,000	1,625,787
Sinopec Group Overseas Development [2015] Ltd.,
3.250%, 04/28/2025 (1)(2)		7,500,000	7,974,525
Sinopec Group Overseas Development [2017] Ltd.,
3.000%, 04/12/2022 (1)(2)		6,950,000	7,031,454
Total Other Government Related Securities (Cost $80,444,792)			86,416,675	0.3%

Corporate Bonds
Industrials
180 Medical, Inc.,
3.875%, 10/15/2029 (8)		500,000	500,000
A.P. Meoller - Maersk A/S,
3.750%, 09/22/2024 (Callable 06/22/2024) (1)(2)		4,475,000	4,810,304
Abbott Laboratories,
4.750%, 11/30/2036 (Callable 05/30/2036)		7,506,000	9,550,350
AbbVie, Inc.:
3.250%, 10/01/2022 (Callable 07/01/2022)		7,500,000	7,664,658
3.200%, 11/06/2022 (Callable 09/06/2022)		3,000,000	3,078,153
3.850%, 06/15/2024 (Callable 03/15/2024)		10,125,000	10,889,246
3.800%, 03/15/2025 (Callable 12/15/2024)		29,200,000	31,706,898
3.600%, 05/14/2025 (Callable 02/14/2025)		2,500,000	2,704,372
4.550%, 03/15/2035 (Callable 09/15/2034)		14,098,000	16,895,192
4.300%, 05/14/2036 (Callable 11/14/2035)		3,825,000	4,485,286
4.050%, 11/21/2039 (Callable 05/21/2039)		11,250,000	12,928,597
4.250%, 11/21/2049 (Callable 05/21/2049)		20,000,000	23,689,058
ADT Security Corp.,
4.125%, 08/01/2029 (Callable 08/01/2028) (2)		2,250,000	2,236,253
Adventist Health System:
2.952%, 03/01/2029 (Callable 12/01/2028)		7,250,000	7,610,294
3.630%, 03/01/2049 (Callable 09/01/2048)		8,900,000	9,691,210
Agilent Technologies, Inc.,
3.875%, 07/15/2023 (Callable 04/15/2023)		5,325,000	5,616,060
Air Liquide Finance,
2.500%, 09/27/2026 (Callable 06/27/2026) (1)(2)		4,833,000	5,107,483
Air Products and Chemicals, Inc.,
2.800%, 05/15/2050 (Callable 11/15/2049)		5,000,000	4,999,540
Aker BP ASA,
2.875%, 01/15/2026 (Callable 12/15/2025) (1)(2)		25,000,000	26,421,230
Albertsons Companies, Inc.:
3.250%, 03/15/2026 (Callable 09/15/2022) (2)		5,000,000	5,075,000
3.500%, 03/15/2029 (Callable 09/15/2023) (2)		1,500,000	1,496,962
Alcon Finance Corp.:
3.000%, 09/23/2029 (Callable 06/23/2029) (1)(2)		6,110,000	6,453,936
2.600%, 05/27/2030 (Callable 02/27/2030) (1)(2)		6,475,000	6,611,533
Alibaba Group Holding Ltd.,
3.125%, 11/28/2021 (Callable 11/01/2021) (1)		10,000,000	10,020,678
Alimentation Couche-Tard, Inc.,
2.950%, 01/25/2030 (Callable 10/25/2029) (1)(2)		6,500,000	6,762,052
Allegion PLC,
3.500%, 10/01/2029 (Callable 07/01/2029)		8,000,000	8,654,918
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024 (Callable 08/01/2024)		22,750,000	24,104,681
Alpek SAB de CV:
4.250%, 09/18/2029 (Callable 06/18/2029) (1)(2)		6,000,000	6,431,400
3.250%, 02/25/2031 (Callable 11/25/2030) (1)(2)		10,000,000	10,100,100
America Movil SAB de CV,
2.875%, 05/07/2030 (Callable 02/07/2030) (1)		28,000,000	29,127,504
Amgen, Inc.:
2.200%, 02/21/2027 (Callable 12/21/2026)		11,750,000	12,157,437
3.150%, 02/21/2040 (Callable 08/21/2039)		5,000,000	5,047,054
4.400%, 05/01/2045 (Callable 11/01/2044)		8,000,000	9,569,429
Anglo American Capital PLC:
4.125%, 09/27/2022 (1)(2)		5,385,000	5,573,226
3.625%, 09/11/2024 (1)(2)		4,325,000	4,641,938
2.625%, 09/10/2030 (Callable 06/10/2030) (1)(2)		16,025,000	15,917,800
3.950%, 09/10/2050 (Callable 03/10/2050) (1)(2)		10,000,000	10,694,855
Anheuser-Busch InBev Worldwide, Inc.:
4.750%, 01/23/2029 (Callable 10/23/2028) (1)		5,000,000	5,886,387
5.450%, 01/23/2039 (Callable 07/23/2038) (1)		9,975,000	12,919,646
4.900%, 02/01/2046 (Callable 08/01/2045) (1)		70,275,000	86,383,071
ANR Pipeline Co.,
9.625%, 11/01/2021 (1)		9,150,000	9,212,746
Antofagasta PLC,
2.375%, 10/14/2030 (Callable 07/14/2030) (1)(2)		6,000,000	5,790,060
AP Moller - Maersk A/S:
3.875%, 09/28/2025 (Callable 06/28/2025) (1)(2)		18,140,000	19,737,043
4.500%, 06/20/2029 (Callable 03/20/2029) (1)(2)		20,575,000	23,863,926
Apple, Inc.,
2.650%, 05/11/2050 (Callable 11/11/2049)		15,000,000	14,421,103
Aramark Services, Inc.,
5.000%, 02/01/2028 (Callable 02/01/2023) (2)		1,000,000	1,027,500
ArcelorMittal:
6.125%, 06/01/2025 (1)		6,078,000	7,076,911
4.550%, 03/11/2026 (1)		30,930,000	34,504,190
4.250%, 07/16/2029 (1)		15,000,000	16,506,710
Arcosa, Inc.,
4.375%, 04/15/2029 (Callable 04/15/2024) (2)		3,000,000	3,037,500
Ardagh Metal Packaging S.A.,
3.250%, 09/01/2028 (Callable 05/15/2024) (1)(2)		500,000	498,750
Arrow Electronics, Inc.,
3.250%, 09/08/2024 (Callable 07/08/2024)		15,000,000	15,908,327
Ashtead Capital, Inc.:
4.000%, 05/01/2028 (Callable 05/01/2023) (1)(2)		9,000,000	9,565,141
2.450%, 08/12/2031 (Callable 05/12/2031) (1)(2)		23,840,000	23,435,580
AT&T, Inc.:
4.300%, 02/15/2030 (Callable 11/15/2029)		10,980,000	12,600,405
2.550%, 12/01/2033 (Callable 09/01/2033)		14,329,000	14,097,128
5.250%, 03/01/2037 (Callable 09/01/2036)		7,125,000	8,839,315
4.900%, 08/15/2037 (Callable 02/14/2037)		10,000,000	12,135,756
4.650%, 06/01/2044 (Callable 12/01/2043)		9,700,000	11,350,224
3.550%, 09/15/2055 (Callable 03/15/2055)		45,029,000	44,405,065
3.800%, 12/01/2057 (Callable 06/01/2057)		25,315,000	25,860,588
3.650%, 09/15/2059 (Callable 03/15/2059)		31,734,000	31,636,350
Avery Dennison Corp.,
2.650%, 04/30/2030 (Callable 02/01/2030)		10,175,000	10,419,060
Ball Corp.:
5.250%, 07/01/2025		21,675,000	24,194,719
4.875%, 03/15/2026 (Callable 12/15/2025)		23,125,000	25,495,312
2.875%, 08/15/2030 (Callable 05/15/2030)		5,000,000	4,853,125
3.125%, 09/15/2031 (Callable 06/15/2031)		25,000,000	24,689,448
Bayer US Finance II LLC:
4.250%, 12/15/2025 (Callable 10/15/2025) (1)(2)		25,000,000	27,636,196
4.625%, 06/25/2038 (Callable 12/25/2037) (1)(2)		12,000,000	14,151,256
4.400%, 07/15/2044 (Callable 01/15/2044) (1)(2)		5,125,000	5,809,864
Beam Suntory, Inc.:
3.250%, 05/15/2022 (Callable 02/15/2022) (1)		10,650,000	10,761,984
3.250%, 06/15/2023 (Callable 03/17/2023) (1)		10,960,000	11,361,305
Becton Dickinson and Co.:
3.363%, 06/06/2024 (Callable 04/06/2024)		4,531,000	4,817,671
3.734%, 12/15/2024 (Callable 09/15/2024)		2,528,000	2,731,813
1.957%, 02/11/2031 (Callable 11/11/2030)		32,000,000	31,120,265
4.875%, 05/15/2044 (Callable 11/15/2043)		5,455,000	6,426,678
Berry Global, Inc.,
4.875%, 07/15/2026 (Callable 07/15/2022) (2)		28,000,000	29,401,400
Bimbo Bakeries USA, Inc.,
4.000%, 05/17/2051 (Callable 11/17/2050) (1)(2)		5,000,000	5,417,287
Boardwalk Pipelines LP:
4.950%, 12/15/2024 (Callable 09/15/2024)		17,475,000	19,335,761
5.950%, 06/01/2026 (Callable 03/01/2026)		26,406,000	30,905,934
4.800%, 05/03/2029 (Callable 02/03/2029)		28,916,000	33,106,191
Boeing Co.:
2.196%, 02/04/2026 (Callable 02/04/2023)		25,550,000	25,738,349
5.150%, 05/01/2030 (Callable 02/01/2030)		24,000,000	28,168,560
Bon Secours Mercy Health, Inc.,
3.464%, 06/01/2030 (Callable 12/01/2029)		16,330,000	17,823,178
Booz Allen Hamilton, Inc.:
3.875%, 09/01/2028 (Callable 09/01/2023) (2)		1,000,000	1,025,120
4.000%, 07/01/2029 (Callable 07/01/2024) (2)		500,000	512,500
Boral Finance Pty Ltd.,
3.750%, 05/01/2028 (Callable 02/01/2028) (1)(2)		5,550,000	5,892,001
BorgWarner, Inc.:
5.000%, 10/01/2025 (2)		10,000,000	11,440,315
2.650%, 07/01/2027 (Callable 05/01/2027)		9,000,000	9,485,640
Boston Scientific Corp.,
1.900%, 06/01/2025 (Callable 05/01/2025)		15,000,000	15,384,520
Bristol-Myers Squibb Co.,
3.250%, 02/20/2023 (Callable 01/20/2023)		9,622,000	9,987,368
Broadcom, Inc.:
3.625%, 10/15/2024 (Callable 09/15/2024)		26,800,000	28,927,661
4.700%, 04/15/2025 (Callable 03/15/2025)		18,300,000	20,388,429
3.150%, 11/15/2025 (Callable 10/15/2025)		7,150,000	7,641,793
4.250%, 04/15/2026 (Callable 02/15/2026)		30,400,000	33,786,470
4.750%, 04/15/2029 (Callable 01/15/2029)		14,900,000	17,111,905
5.000%, 04/15/2030 (Callable 01/15/2030)		11,000,000	12,845,396
4.150%, 11/15/2030 (Callable 08/15/2030)		10,000,000	11,079,726
2.450%, 02/15/2031 (Callable 11/15/2030) (2)		7,250,000	7,021,098
3.137%, 11/15/2035		13,250,000	13,209,959
3.500%, 02/15/2041 (Callable 08/15/2040) (2)		16,000,000	15,809,363
Broadridge Financial Solutions, Inc.,
3.400%, 06/27/2026 (Callable 03/27/2026)		18,286,000	19,935,160
Bunge Limited Finance Corp.:
3.250%, 08/15/2026 (Callable 05/15/2026)		13,188,000	14,200,131
3.750%, 09/25/2027 (Callable 06/25/2027)		23,800,000	26,328,192
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045 (Callable 10/01/2044)		3,100,000	3,734,729
Cameron LNG LLC,
3.701%, 01/15/2039 (Callable 07/15/2038) (2)		15,000,000	16,597,075
Campbell Soup Co.,
3.950%, 03/15/2025 (Callable 01/15/2025)		11,000,000	11,991,526
Cargill, Inc.,
2.125%, 04/23/2030 (Callable 01/23/2030) (2)		7,000,000	7,051,160
Carlisle Companies, Inc.:
3.750%, 12/01/2027 (Callable 09/01/2027)		4,600,000	5,075,507
2.750%, 03/01/2030 (Callable 12/01/2029)		21,832,000	22,520,341
Carrier Global Corp.:
2.493%, 02/15/2027 (Callable 12/15/2026)		12,845,000	13,430,406
2.700%, 02/15/2031 (Callable 11/15/2030)		14,700,000	15,135,641
3.377%, 04/05/2040 (Callable 10/05/2039)		10,000,000	10,492,592
3.577%, 04/05/2050 (Callable 10/05/2049)		3,050,000	3,240,455
CCL Industries, Inc.,
3.050%, 06/01/2030 (Callable 03/01/2030) (1)(2)		19,725,000	20,664,466
Cellnex Finance Co.,
3.875%, 07/07/2041 (Callable 04/07/2041) (1)(2)		7,000,000	6,875,470
CF Industries, Inc.:
3.450%, 06/01/2023		16,614,000	17,340,863
5.375%, 03/15/2044		10,922,000	13,863,731
Charles River Laboratories International, Inc.,
4.000%, 03/15/2031 (Callable 03/15/2026) (2)		3,000,000	3,143,190
Charter Communications Operating LLC:
4.464%, 07/23/2022 (Callable 05/23/2022)		33,748,000	34,605,451
4.908%, 07/23/2025 (Callable 04/23/2025)		63,550,000	71,469,890
3.750%, 02/15/2028 (Callable 11/15/2027)		5,000,000	5,475,765
5.050%, 03/30/2029 (Callable 12/30/2028)		3,437,000	4,024,336
2.300%, 02/01/2032 (Callable 11/01/2031)		5,000,000	4,761,871
6.384%, 10/23/2035 (Callable 04/23/2035)		32,905,000	43,266,689
5.375%, 04/01/2038 (Callable 10/01/2037)		6,000,000	7,240,056
3.500%, 06/01/2041 (Callable 12/01/2040)		10,000,000	9,819,456
3.700%, 04/01/2051 (Callable 10/01/2050)		6,700,000	6,523,279
3.850%, 04/01/2061 (Callable 10/01/2060)		12,075,000	11,515,839
4.400%, 12/01/2061 (Callable 06/01/2061)		10,000,000	10,399,600
Cheniere Corpus Christi Holdings LLC:
7.000%, 06/30/2024 (Callable 01/01/2024)		4,269,000	4,828,329
5.875%, 03/31/2025 (Callable 10/02/2024)		5,005,000	5,653,801
5.125%, 06/30/2027 (Callable 01/01/2027)		11,397,000	13,176,150
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
5.125%, 04/01/2025 (Callable 03/01/2025) (2)		15,000,000	16,998,554
Chevron USA, Inc.,
5.050%, 11/15/2044 (Callable 05/15/2044)		3,000,000	3,991,955
Cigna Corp.:
3.050%, 11/30/2022 (Callable 10/31/2022)		15,000,000	15,425,805
3.000%, 07/15/2023 (Callable 05/16/2023)		7,525,000	7,847,518
3.500%, 06/15/2024 (Callable 03/17/2024)		7,800,000	8,333,191
4.500%, 02/25/2026 (Callable 11/27/2025)		5,725,000	6,462,757
2.400%, 03/15/2030 (Callable 12/15/2029)		9,850,000	10,013,412
4.800%, 08/15/2038 (Callable 02/15/2038)		7,600,000	9,301,281
CK Hutchison International Ltd.:
2.875%, 04/05/2022 (1)(2)		7,475,000	7,565,896
3.250%, 04/11/2024 (Callable 03/11/2024) (1)(2)		7,000,000	7,416,035
2.500%, 04/15/2031 (Callable 01/15/2031) (1)(2)		10,000,000	10,043,400
Clean Harbors, Inc.,
5.125%, 07/15/2029 (Callable 07/15/2024) (2)		100,000	109,500
CNH Industrial Capital LLC:
4.200%, 01/15/2024 (1)		15,000,000	16,098,583
1.875%, 01/15/2026 (Callable 12/15/2025) (1)		14,250,000	14,441,968
CNH Industrial NV:
4.500%, 08/15/2023 (1)		16,168,000	17,281,235
3.850%, 11/15/2027 (Callable 08/15/2027) (1)		26,114,000	29,119,663
Columbia Pipeline Group, Inc.:
4.500%, 06/01/2025 (Callable 03/01/2025) (1)		14,135,000	15,689,426
5.800%, 06/01/2045 (Callable 12/01/2044) (1)		4,733,000	6,457,532
Comcast Cable Communications Holdings, Inc.,
9.455%, 11/15/2022		2,030,000	2,237,050
Comcast Corp.:
4.250%, 01/15/2033		6,500,000	7,598,294
4.400%, 08/15/2035 (Callable 02/15/2035)		13,575,000	16,087,711
3.200%, 07/15/2036 (Callable 01/15/2036)		15,000,000	15,975,967
4.600%, 10/15/2038 (Callable 04/15/2038)		12,350,000	15,097,067
2.937%, 11/01/2056 (Callable 05/01/2056) (2)		2,622,000	2,476,704
2.987%, 11/01/2063 (Callable 05/01/2063) (2)		10,984,000	10,293,038
CommonSpirit Health:
2.760%, 10/01/2024 (Callable 07/01/2024)		7,500,000	7,891,462
2.782%, 10/01/2030 (Callable 04/01/2030)		20,400,000	21,007,173
Conagra Brands, Inc.,
5.300%, 11/01/2038 (Callable 05/01/2038)		6,625,000	8,425,537
ConocoPhillips,
2.400%, 02/15/2031 (Callable 11/15/2030) (2)		12,000,000	12,203,030
ConocoPhillips Canada Funding Co. I,
5.950%, 10/15/2036		845,000	1,155,124
Constellation Brands, Inc.,
4.750%, 12/01/2025		1,000,000	1,133,874
Corning, Inc.,
4.375%, 11/15/2057 (Callable 05/15/2057)		10,000,000	11,994,697
Cox Communications, Inc.:
3.850%, 02/01/2025 (Callable 11/01/2024) (2)		2,875,000	3,103,204
3.350%, 09/15/2026 (Callable 06/15/2026) (2)		20,850,000	22,386,530
4.800%, 02/01/2035 (Callable 08/01/2034) (2)		4,450,000	5,321,509
4.700%, 12/15/2042 (2)		1,670,000	2,004,375
3.600%, 06/15/2051 (Callable 12/15/2050) (2)		22,900,000	24,014,925
CSX Corp.:
6.220%, 04/30/2040		475,000	686,868
4.650%, 03/01/2068 (Callable 09/01/2067)		9,000,000	11,605,507
CVS Health Corp.:
3.875%, 07/20/2025 (Callable 04/20/2025)		2,302,000	2,520,253
3.250%, 08/15/2029 (Callable 05/15/2029)		11,800,000	12,683,112
4.780%, 03/25/2038 (Callable 09/25/2037)		35,075,000	43,006,935
5.125%, 07/20/2045 (Callable 01/20/2045)		15,000,000	19,330,924
5.050%, 03/25/2048 (Callable 09/25/2047)		32,600,000	41,962,793
CVS Pass-Through Trust,
7.507%, 01/10/2032 (2)		3,488,306	4,391,386
Daimler Finance North America LLC:
2.550%, 08/15/2022 (1)(2)		19,750,000	20,134,909
1.750%, 03/10/2023 (1)(2)		29,550,000	30,086,321
Danone SA:
3.000%, 06/15/2022 (1)(2)		3,500,000	3,565,406
2.589%, 11/02/2023 (Callable 09/02/2023) (1)(2)		10,000,000	10,384,400
DCP Midstream LLC:
5.375%, 07/15/2025 (Callable 04/15/2025)		3,000,000	3,315,000
5.625%, 07/15/2027 (Callable 04/15/2027)		17,000,000	19,337,500
5.125%, 05/15/2029 (Callable 02/15/2029)		8,000,000	9,002,060
Dell International LLC / EMC Corp.:
5.450%, 06/15/2023 (Callable 04/15/2023)		42,180,000	45,239,341
5.850%, 07/15/2025 (Callable 06/15/2025)		5,000,000	5,817,041
6.020%, 06/15/2026 (Callable 03/15/2026)		37,004,000	44,017,283
4.900%, 10/01/2026 (Callable 08/01/2026)		8,395,000	9,670,704
Dentsply Sirona,
3.250%, 06/01/2030 (Callable 03/01/2030)		46,120,000	49,141,924
Deutsche Telekom AG,
3.625%, 01/21/2050 (Callable 07/21/2049) (1)(2)		5,925,000	6,308,744
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 (1)		28,015,000	41,767,272
Dignity Health,
5.267%, 11/01/2064		7,625,000	10,275,721
DISH DBS Corp.,
5.000%, 03/15/2023		2,500,000	2,590,625
Dominion Gas Holdings LLC,
3.600%, 12/15/2024 (Callable 09/15/2024)		4,067,000	4,361,819
DuPont de Nemours, Inc.:
4.493%, 11/15/2025 (Callable 09/15/2025)		9,275,000	10,428,955
5.319%, 11/15/2038 (Callable 05/15/2038)		17,350,000	22,358,440
DXC Technology Co.:
1.800%, 09/15/2026 (Callable 08/15/2026)		30,000,000	29,961,151
2.375%, 09/15/2028 (Callable 07/15/2028)		60,000,000	59,293,197
Eagle Materials, Inc.,
2.500%, 07/01/2031 (Callable 04/01/2031)		15,000,000	14,906,010
Eastern Gas Transmission and Storage, Inc.,
3.600%, 12/15/2024 (Callable 09/15/2024) (2)		2,033,000	2,180,373
Eaton Corp.:
2.750%, 11/02/2022		2,625,000	2,692,777
4.000%, 11/02/2032		3,660,000	4,251,974
Edward-Elmhurst Healthcare,
3.500%, 05/04/2023 (Callable 02/04/2023)		4,000,000	4,127,327
Element Fleet Management Corp.,
3.850%, 06/15/2025 (Callable 05/15/2025) (1)(2)		23,000,000	24,764,925
Enable Midstream Partners LP:
4.400%, 03/15/2027 (Callable 12/15/2026)		15,000,000	16,617,561
4.150%, 09/15/2029 (Callable 06/15/2029)		16,585,000	17,976,713
Enbridge Energy Partners LP:
7.500%, 04/15/2038 (1)		4,500,000	6,685,888
7.375%, 10/15/2045 (Callable 04/15/2045) (1)		23,298,000	36,738,787
Energy Transfer LP:
3.450%, 01/15/2023 (Callable 10/15/2022)		2,000,000	2,057,976
6.625%, 10/15/2036		3,575,000	4,690,672
6.100%, 02/15/2042		1,000,000	1,238,926
Energy Transfer Operating LP:
4.250%, 03/15/2023 (Callable 12/15/2022)		10,000,000	10,424,941
5.875%, 01/15/2024 (Callable 10/15/2023)		15,000,000	16,485,349
5.500%, 06/01/2027 (Callable 03/01/2027)		6,204,000	7,279,343
4.950%, 06/15/2028 (Callable 03/15/2028)		4,693,000	5,384,561
5.250%, 04/15/2029 (Callable 01/15/2029)		18,925,000	22,183,320
3.750%, 05/15/2030 (Callable 02/15/2030)		2,775,000	2,998,554
5.950%, 10/01/2043 (Callable 04/01/2043)		2,702,000	3,295,001
6.000%, 06/15/2048 (Callable 12/15/2047)		5,000,000	6,344,741
Energy Transfer Partners LP:
4.200%, 04/15/2027 (Callable 01/15/2027)		8,650,000	9,565,293
6.500%, 02/01/2042 (Callable 08/01/2041)		18,727,000	24,330,544
5.150%, 03/15/2045 (Callable 09/15/2044)		5,000,000	5,723,055
Eni SpA,
4.250%, 05/09/2029 (Callable 02/09/2029) (1)(2)		18,250,000	20,859,850
EnLink Midstream Partners LP,
4.400%, 04/01/2024 (Callable 01/01/2024)		23,605,000	24,535,509
Enterprise Products Operating LLC:
3.350%, 03/15/2023 (Callable 12/15/2022)		10,000,000	10,357,851
3.950%, 01/31/2060 (Callable 07/31/2059)		14,475,000	15,666,402
EQT Corp.:
6.625%, 02/01/2025 (Callable 01/01/2025)		10,000,000	11,445,500
5.000%, 01/15/2029 (Callable 07/15/2028)		1,000,000	1,125,950
3.625%, 05/15/2031 (Callable 05/15/2030) (2)		100,000	104,200
EQT Midstream Partners LP:
4.750%, 07/15/2023 (Callable 06/15/2023)		7,409,000	7,737,219
4.125%, 12/01/2026 (Callable 09/01/2026)		14,750,000	15,151,200
Equinix, Inc.:
2.625%, 11/18/2024 (Callable 10/18/2024)		8,000,000	8,377,894
3.200%, 11/18/2029 (Callable 08/18/2029)		15,000,000	15,914,027
ERAC USA Finance LLC,
2.600%, 12/01/2021 (Callable 11/01/2021) (2)		10,400,000	10,418,323
Exxon Mobil Corp.,
2.992%, 03/19/2025 (Callable 02/19/2025)		35,000,000	37,338,350
FedEx Corp.:
3.900%, 02/01/2035		7,000,000	7,904,984
4.950%, 10/17/2048 (Callable 04/17/2048)		13,500,000	17,100,525
Ferguson Finance PLC,
4.500%, 10/24/2028 (Callable 07/24/2028) (2)		37,052,000	42,626,383
Fidelity National Information Services, Inc.:
1.650%, 03/01/2028 (Callable 01/01/2028)		10,075,000	9,947,099
4.500%, 08/15/2046 (Callable 02/15/2046)		6,700,000	8,130,032
Fiserv, Inc.:
3.500%, 10/01/2022 (Callable 07/01/2022)		11,625,000	11,895,045
3.850%, 06/01/2025 (Callable 03/01/2025)		11,720,000	12,785,344
3.200%, 07/01/2026 (Callable 05/01/2026)		6,400,000	6,909,742
2.250%, 06/01/2027 (Callable 04/01/2027)		7,850,000	8,096,872
3.500%, 07/01/2029 (Callable 04/01/2029)		8,810,000	9,593,607
4.400%, 07/01/2049 (Callable 01/01/2049)		20,000,000	23,946,886
Flex Intermediate Holdco LLC,
3.363%, 06/30/2031 (Callable 12/30/2030) (2)		30,000,000	30,431,751
Flex Ltd.,
3.750%, 02/01/2026 (Callable 01/01/2026)		28,300,000	30,796,285
Florida Gas Transmission Co. LLC,
3.875%, 07/15/2022 (Callable 04/15/2022) (2)		3,000,000	3,052,499
Flowserve Corp.:
3.500%, 10/01/2030 (Callable 07/01/2030)		7,075,000	7,387,630
2.800%, 01/15/2032 (Callable 10/15/2031)		5,000,000	4,947,991
FMC Corp.,
3.200%, 10/01/2026 (Callable 08/01/2026)		8,100,000	8,663,888
FMG Resources Pty Ltd.:
5.125%, 05/15/2024 (Callable 02/15/2024) (1)(2)		2,045,000	2,183,651
4.375%, 04/01/2031 (Callable 01/01/2031) (1)(2)		1,000,000	1,033,350
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 (1)		11,700,000	12,032,280
4.375%, 05/10/2043 (1)		2,000,000	2,340,620
3.500%, 01/16/2050 (Callable 07/16/2049) (1)		11,625,000	12,162,424
Ford Motor Credit Co. LLC:
2.979%, 08/03/2022 (Callable 07/03/2022)		20,000,000	20,218,200
4.250%, 09/20/2022		4,459,000	4,560,442
4.140%, 02/15/2023 (Callable 01/15/2023)		10,000,000	10,252,000
5.584%, 03/18/2024 (Callable 02/18/2024)		29,367,000	31,564,827
3.664%, 09/08/2024		34,000,000	35,105,000
4.063%, 11/01/2024 (Callable 10/01/2024)		7,000,000	7,360,430
3.375%, 11/13/2025 (Callable 10/13/2025)		30,000,000	30,825,000
2.700%, 08/10/2026 (Callable 07/10/2026)		15,000,000	15,030,000
Fortune Brands Home & Security, Inc.,
3.250%, 09/15/2029 (Callable 06/15/2029)		14,000,000	15,089,605
Fox Corp.,
3.050%, 04/07/2025 (Callable 03/07/2025)		5,000,000	5,321,583
Freeport-McMoRan, Inc.:
3.875%, 03/15/2023 (Callable 12/15/2022)		38,916,000	40,149,637
5.000%, 09/01/2027 (Callable 09/01/2022)		12,000,000	12,510,000
4.125%, 03/01/2028 (Callable 03/01/2023)		11,550,000	11,968,688
4.375%, 08/01/2028 (Callable 08/01/2023)		6,545,000	6,847,706
5.250%, 09/01/2029 (Callable 09/01/2024)		14,415,000	15,658,294
4.250%, 03/01/2030 (Callable 03/01/2025)		29,799,000	31,549,691
4.625%, 08/01/2030 (Callable 08/01/2025)		3,000,000	3,243,750
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (Callable 07/17/2024) (1)(2)		8,075,000	8,905,069
Fresenius Medical Care US Finance III, Inc.:
3.750%, 06/15/2029 (Callable 03/15/2029) (1)(2)		34,130,000	36,868,157
2.375%, 02/16/2031 (Callable 11/16/2030) (1)(2)		32,300,000	31,341,005
3.000%, 12/01/2031 (Callable 09/01/2031) (1)(2)		23,625,000	24,159,627
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (Callable 10/17/2022) (1)(2)		33,385,000	34,714,464
General Electric Co.:
3.450%, 05/01/2027 (Callable 03/01/2027)		3,925,000	4,304,755
3.625%, 05/01/2030 (Callable 02/01/2030)		5,000,000	5,555,988
General Mills, Inc.:
3.700%, 10/17/2023 (Callable 09/17/2023)		20,000,000	21,228,031
4.000%, 04/17/2025 (Callable 02/17/2025)		3,175,000	3,487,369
General Motors Co.,
6.125%, 10/01/2025 (Callable 09/01/2025)		16,250,000	19,039,980
General Motors Financial Co., Inc.:
3.450%, 01/14/2022 (Callable 12/14/2021)		5,200,000	5,231,198
3.150%, 06/30/2022 (Callable 05/30/2022)		13,050,000	13,284,630
4.150%, 06/19/2023 (Callable 05/19/2023)		3,375,000	3,566,966
1.700%, 08/18/2023		15,500,000	15,792,855
5.100%, 01/17/2024 (Callable 12/17/2023)		18,750,000	20,469,027
2.900%, 02/26/2025 (Callable 01/26/2025)		17,725,000	18,596,498
1.250%, 01/08/2026 (Callable 12/08/2025)		18,125,000	17,895,127
Genpact Luxembourg Sarl:
3.700%, 04/01/2022 (Callable 03/01/2022)		43,005,000	43,572,200
3.375%, 12/01/2024 (Callable 11/01/2024)		46,370,000	49,468,798
Genpact Luxembourg SARL,
1.750%, 04/10/2026 (Callable 03/10/2026)		29,775,000	29,833,921
Glencore Finance (Canada) Ltd.:
4.950%, 11/15/2021 (1)(2)		2,000,000	2,006,560
4.250%, 10/25/2022 (1)(2)		7,000,000	7,269,990
6.000%, 11/15/2041 (1)(2)		9,400,000	12,413,358
5.550%, 10/25/2042 (1)(2)		3,543,000	4,551,728
Glencore Funding LLC:
4.125%, 05/30/2023 (1)(2)		16,940,000	17,902,192
4.625%, 04/29/2024 (1)(2)		29,230,000	31,850,798
4.000%, 03/27/2027 (Callable 12/27/2026) (1)(2)		17,000,000	18,695,488
4.875%, 03/12/2029 (Callable 12/12/2028) (1)(2)		18,000,000	20,675,985
2.500%, 09/01/2030 (Callable 06/01/2030) (1)(2)		19,800,000	19,383,770
3.875%, 04/27/2051 (Callable 10/27/2050) (1)(2)		7,500,000	7,841,727
3.375%, 09/23/2051 (Callable 03/23/2051) (1)(2)		4,000,000	3,800,641
Global Payments, Inc.:
4.000%, 06/01/2023 (Callable 05/01/2023)		10,775,000	11,360,358
4.800%, 04/01/2026 (Callable 01/01/2026)		10,035,000	11,367,405
2.900%, 05/15/2030 (Callable 02/15/2030)		5,000,000	5,158,891
Graphic Packaging International LLC:
3.500%, 03/15/2028 (2)		5,000,000	5,075,000
3.500%, 03/01/2029 (Callable 09/01/2028) (2)		5,000,000	4,975,000
Gray Oak Pipeline LLC,
2.600%, 10/15/2025 (Callable 09/15/2025) (2)		15,000,000	15,376,233
Grupo Bimbo SAB de CV:
4.500%, 01/25/2022 (1)(2)		971,000	981,060
3.875%, 06/27/2024 (1)(2)		31,501,000	33,844,033
4.875%, 06/27/2044 (1)(2)		9,575,000	11,393,484
4.700%, 11/10/2047 (Callable 05/10/2047) (1)(2)		22,671,000	26,822,740
4.000%, 09/06/2049 (1)(2)		19,500,000	21,117,191
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022 (Callable 03/17/2022)		3,000,000	3,046,262
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (Callable 06/15/2025) (2)		10,000,000	11,083,000
GYP Holdings III Corp.,
4.625%, 05/01/2029 (Callable 05/01/2024) (2)		2,500,000	2,528,125
HB Fuller Co.,
4.000%, 02/15/2027 (Callable 11/15/2026)		6,725,000	7,019,219
HCA, Inc.:
5.000%, 03/15/2024		10,366,000	11,376,465
5.375%, 02/01/2025		25,300,000	28,272,750
5.250%, 04/15/2025		19,200,000	21,764,226
5.375%, 09/01/2026 (Callable 03/01/2026)		1,000,000	1,144,150
4.500%, 02/15/2027 (Callable 08/15/2026)		16,500,000	18,574,155
5.875%, 02/01/2029 (Callable 08/01/2028)		3,500,000	4,205,906
4.125%, 06/15/2029 (Callable 03/15/2029)		15,000,000	16,755,328
3.500%, 09/01/2030 (Callable 03/01/2030)		5,000,000	5,296,950
3.500%, 07/15/2051 (Callable 01/15/2051)		12,475,000	12,366,257
Hewlett Packard Enterprise Co.,
4.450%, 10/02/2023 (Callable 09/02/2023)		12,575,000	13,469,616
Hexcel Corp.:
4.950%, 08/15/2025 (Callable 05/15/2025)		8,303,000	9,197,572
3.950%, 02/15/2027 (Callable 11/15/2026)		19,000,000	20,755,924
Hologic, Inc.,
3.250%, 02/15/2029 (Callable 09/28/2023) (2)		21,238,000	21,248,088
HP, Inc.:
2.200%, 06/17/2025 (Callable 05/17/2025)		10,000,000	10,319,707
3.000%, 06/17/2027 (Callable 04/17/2027)		25,000,000	26,696,667
Huntington Ingalls Industries, Inc.:
3.844%, 05/01/2025 (Callable 04/01/2025)		10,000,000	10,830,671
2.043%, 08/16/2028 (Callable 06/16/2028) (2)		12,000,000	11,837,863
Huntsman International LLC,
2.950%, 06/15/2031 (Callable 03/15/2031)		4,900,000	5,018,283
Husky Energy, Inc.,
4.400%, 04/15/2029 (Callable 01/15/2029) (1)		15,000,000	16,818,997
Hutchison Whampoa International Ltd.:
3.250%, 11/08/2022 (1)(2)		4,625,000	4,763,169
3.625%, 10/31/2024 (1)(2)		15,000,000	16,193,015
Hyundai Capital America:
3.100%, 04/05/2022 (1)(2)		2,000,000	2,025,923
2.850%, 11/01/2022 (1)(2)		5,225,000	5,350,379
2.375%, 02/10/2023 (1)(2)		20,000,000	20,440,310
1.250%, 09/18/2023 (1)(2)		14,125,000	14,247,133
3.400%, 06/20/2024 (1)(2)		16,850,000	17,850,013
1.300%, 01/08/2026 (Callable 12/08/2025) (1)(2)		10,000,000	9,839,548
1.650%, 09/17/2026 (Callable 08/17/2026) (1)(2)		30,000,000	29,733,120
IHS Markit Ltd.,
3.625%, 05/01/2024 (Callable 04/01/2024)		10,000,000	10,642,000
Infor, Inc.,
1.750%, 07/15/2025 (Callable 06/15/2025) (2)		8,375,000	8,482,759
Ingersoll-Rand Global Holding Co. Ltd.,
5.750%, 06/15/2043		4,126,000	5,907,589
Ingersoll-Rand Luxembourg Finance SA,
4.650%, 11/01/2044 (Callable 05/01/2044)		1,300,000	1,625,333
Ingredion, Inc.,
2.900%, 06/01/2030 (Callable 03/01/2030)		28,000,000	29,263,705
International Business Machines Corp.,
4.150%, 05/15/2039		13,000,000	15,344,519
International Flavors & Fragrances, Inc.:
1.832%, 10/15/2027 (Callable 08/15/2027) (2)		5,000,000	5,007,346
5.000%, 09/26/2048 (Callable 03/26/2048)		10,000,000	12,930,739
3.468%, 12/01/2050 (Callable 06/01/2050) (2)		8,000,000	8,395,811
Iron Mountain, Inc.:
5.250%, 03/15/2028 (Callable 12/27/2022) (2)		20,303,000	21,216,635
5.000%, 07/15/2028 (Callable 07/15/2023) (2)		4,000,000	4,169,200
4.500%, 02/15/2031 (Callable 02/15/2026) (2)		10,000,000	10,143,000
JAB Holdings BV,
3.750%, 05/28/2051 (Callable 11/28/2050) (1)(2)		8,600,000	9,337,708
JBS Finance Luxembourg Sarl,
3.625%, 01/15/2032 (Callable 01/15/2027) (2)		7,000,000	7,131,320
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc.,
3.750%, 12/01/2031 (Callable 12/01/2026) (2)		3,000,000	3,121,590
JM Smucker Co.:
2.375%, 03/15/2030 (Callable 12/15/2029)		5,000,000	5,081,475
3.550%, 03/15/2050 (Callable 09/15/2049)		3,350,000	3,611,171
Johnson Controls International PLC,
3.900%, 02/14/2026 (Callable 11/14/2025)		3,645,000	4,011,884
Kansas City Southern:
4.700%, 05/01/2048 (Callable 11/01/2047)		12,000,000	14,875,526
3.500%, 05/01/2050 (Callable 11/01/2049)		13,000,000	13,668,193
Kennametal, Inc.,
4.625%, 06/15/2028 (Callable 03/15/2028)		7,900,000	8,891,353
Kerry Group Financial Services Unlimited Co.,
3.200%, 04/09/2023 (Callable 01/09/2023) (1)(2)		18,500,000	19,053,999
Keurig Dr Pepper, Inc.,
4.417%, 05/25/2025 (Callable 03/25/2025)		7,000,000	7,779,026
Keysight Technologies, Inc.:
4.550%, 10/30/2024 (Callable 07/30/2024)		7,283,000	8,050,094
4.600%, 04/06/2027 (Callable 01/06/2027)		50,189,000	57,903,176
Kimberly-Clark de Mexico SAB de CV,
2.431%, 07/01/2031 (Callable 04/01/2031) (1)(2)		10,000,000	9,967,000
Kinder Morgan Energy Partners LP:
7.300%, 08/15/2033		1,675,000	2,357,503
6.500%, 02/01/2037		400,000	541,422
6.950%, 01/15/2038		14,755,000	20,911,536
7.500%, 11/15/2040		27,248,000	40,253,684
Kinder Morgan, Inc.:
8.050%, 10/15/2030		15,384,000	21,272,799
7.800%, 08/01/2031		16,174,000	23,069,152
7.750%, 01/15/2032		7,466,000	10,711,405
Kinross Gold Corp.,
6.875%, 09/01/2041 (Callable 03/01/2041) (1)		5,500,000	7,610,477
Kraft Heinz Foods Co.:
6.750%, 03/15/2032		10,000,000	13,637,749
5.000%, 07/15/2035 (Callable 01/15/2035)		7,375,000	9,069,519
5.000%, 06/04/2042		5,000,000	6,131,699
Lafarge SA,
7.125%, 07/15/2036 (1)		1,500,000	2,202,393
LafargeHolcim Finance US LLC,
3.500%, 09/22/2026 (Callable 06/22/2026) (1)(2)		12,565,000	13,679,293
Lear Corp.:
3.800%, 09/15/2027 (Callable 06/15/2027)		7,725,000	8,541,532
3.500%, 05/30/2030 (Callable 02/28/2030)		15,000,000	16,096,389
Leidos, Inc.:
4.375%, 05/15/2030 (Callable 02/15/2030)		39,222,000	44,305,563
2.300%, 02/15/2031 (Callable 11/15/2030)		7,500,000	7,327,875
Lennar Corp.,
4.125%, 01/15/2022 (Callable 10/15/2021)		1,385,000	1,385,000
Lennox International, Inc.,
3.000%, 11/15/2023 (Callable 09/15/2023)		10,000,000	10,450,177
Louisiana-Pacific Corp.,
3.625%, 03/15/2029 (Callable 03/15/2024) (2)		25,000,000	25,156,250
Lundin Energy Finance BV:
2.000%, 07/15/2026 (Callable 06/15/2026) (1)(2)		10,000,000	10,060,328
3.100%, 07/15/2031 (Callable 04/15/2031) (1)(2)		20,000,000	20,278,911
Magellan Midstream Partners LP:
5.000%, 03/01/2026 (Callable 12/01/2025)		10,000,000	11,408,224
4.200%, 03/15/2045 (Callable 09/15/2044)		8,770,000	9,150,581
4.250%, 09/15/2046 (Callable 03/15/2046)		1,230,000	1,363,717
3.950%, 03/01/2050 (Callable 09/01/2049)		19,000,000	20,178,190
Magna International, Inc.,
2.450%, 06/15/2030 (Callable 03/15/2030) (1)		10,000,000	10,155,443
Marathon Petroleum Corp.:
3.625%, 09/15/2024 (Callable 06/15/2024)		2,500,000	2,682,633
4.700%, 05/01/2025 (Callable 04/01/2025)		15,000,000	16,743,692
5.125%, 12/15/2026 (Callable 09/15/2026)		3,000,000	3,488,470
4.750%, 09/15/2044 (Callable 03/15/2044)		3,985,000	4,660,854
Martin Marietta Materials, Inc.:
2.500%, 03/15/2030 (Callable 12/15/2029)		5,000,000	5,090,127
6.250%, 05/01/2037		450,000	589,925
Masco Corp.,
6.500%, 08/15/2032		15,834,000	20,926,110
MasTec, Inc.,
4.500%, 08/15/2028 (Callable 08/15/2023) (2)		5,000,000	5,218,750
McDonald's Corp.:
3.700%, 01/30/2026 (Callable 10/30/2025)		7,250,000	7,970,704
3.500%, 07/01/2027 (Callable 05/01/2027)		6,000,000	6,628,762
Microchip Technology, Inc.:
4.333%, 06/01/2023 (Callable 05/01/2023)		32,298,000	34,136,261
2.670%, 09/01/2023		25,000,000	25,919,826
4.250%, 09/01/2025 (Callable 09/01/2022)		4,000,000	4,182,923
Micron Technology, Inc.,
4.640%, 02/06/2024 (Callable 01/06/2024)		8,725,000	9,462,961
Microsoft Corp.,
4.200%, 11/03/2035 (Callable 05/03/2035)		5,650,000	6,940,572
Midwest Connector Capital Co. LLC:
3.900%, 04/01/2024 (Callable 03/01/2024) (2)		13,695,000	14,323,204
4.625%, 04/01/2029 (Callable 01/01/2029) (2)		12,000,000	12,898,996
Minera Mexico SA de CV,
4.500%, 01/26/2050 (Callable 07/26/2049) (1)(2)		8,000,000	8,860,000
Molex Electronic Technologies LLC,
3.900%, 04/15/2025 (Callable 01/15/2025) (2)		8,250,000	8,666,808
Molson Coors Beverage Co.,
3.000%, 07/15/2026 (Callable 04/15/2026)		33,888,000	36,201,681
Mosaic Co.,
5.450%, 11/15/2033 (Callable 05/15/2033)		16,101,000	20,182,375
MPLX LP:
3.500%, 12/01/2022 (Callable 11/01/2022)		8,600,000	8,871,953
4.000%, 02/15/2025 (Callable 11/15/2024)		13,125,000	14,246,739
4.875%, 06/01/2025 (Callable 03/01/2025)		19,150,000	21,400,587
1.750%, 03/01/2026 (Callable 02/01/2026)		20,000,000	20,123,156
4.250%, 12/01/2027 (Callable 09/01/2027)		6,519,000	7,324,796
5.500%, 02/15/2049 (Callable 08/15/2048)		8,825,000	11,186,444
4.900%, 04/15/2058 (Callable 10/15/2057)		5,000,000	5,805,445
MSCI, Inc.:
4.000%, 11/15/2029 (Callable 11/15/2024) (2)		7,562,000	8,005,889
3.625%, 11/01/2031 (Callable 11/01/2026) (2)		10,000,000	10,405,750
Mueller Water Products, Inc.,
4.000%, 06/15/2029 (Callable 06/15/2024) (2)		500,000	517,600
Mylan NV,
3.950%, 06/15/2026 (Callable 03/15/2026)		5,000,000	5,507,993
Mylan, Inc.:
3.125%, 01/15/2023 (2)		16,800,000	17,354,463
4.200%, 11/29/2023 (Callable 08/29/2023)		4,525,000	4,821,902
4.550%, 04/15/2028 (Callable 01/15/2028)		5,000,000	5,706,929
NCL Corp. Ltd.,
3.625%, 12/15/2024 (Callable 12/15/2021) (2)		20,000,000	18,999,900
Newell Brands, Inc.:
3.850%, 04/01/2023 (Callable 02/01/2023)		40,709,000	42,390,689
4.875%, 06/01/2025 (Callable 05/01/2025)		1,500,000	1,655,550
4.700%, 04/01/2026 (Callable 01/01/2026)		15,000,000	16,537,950
NGPL PipeCo LLC,
4.875%, 08/15/2027 (Callable 02/15/2027) (2)		20,000,000	22,699,367
Nissan Motor Co. Ltd.,
4.345%, 09/17/2027 (Callable 07/17/2027) (1)(2)		10,000,000	10,986,617
Norfolk Southern Corp.,
3.050%, 05/15/2050 (Callable 11/15/2049)		20,000,000	19,935,356
North Mississippi Health Services, Inc.,
3.183%, 10/01/2051 (Callable 04/01/2051)		11,800,000	11,760,355
Nutrien Ltd.:
4.000%, 12/15/2026 (Callable 09/15/2026) (1)		10,000,000	11,160,636
4.125%, 03/15/2035 (Callable 09/15/2034) (1)		6,550,000	7,421,928
nVent Finance Sarl:
3.950%, 04/15/2023 (Callable 03/15/2023)		11,055,000	11,502,247
4.550%, 04/15/2028 (Callable 01/15/2028)		32,435,000	35,576,370
NXP BV / NXP Funding LLC / NXP USA, Inc.,
4.300%, 06/18/2029 (Callable 03/18/2029) (1)(2)		9,625,000	10,909,063
NXP Semiconductors NV,
3.875%, 09/01/2022 (1)(2)		9,300,000	9,576,828
Occidental Petroleum Corp.:
2.900%, 08/15/2024 (Callable 07/15/2024)		10,000,000	10,179,000
8.500%, 07/15/2027 (Callable 01/15/2027)		15,000,000	18,786,450
7.150%, 05/15/2028		7,000,000	8,190,000
7.875%, 09/15/2031		12,790,000	17,052,536
6.450%, 09/15/2036		7,125,000	8,964,141
Ochsner LSU Health System of North Louisiana,
2.510%, 05/15/2031 (Callable 11/15/2030)		10,825,000	10,604,160
ONEOK Partners LP,
3.375%, 10/01/2022 (Callable 07/01/2022)		4,007,000	4,090,724
ONEOK, Inc.:
4.250%, 02/01/2022 (Callable 11/01/2021)		6,450,000	6,468,532
7.500%, 09/01/2023 (Callable 06/01/2023)		22,959,000	25,549,307
2.750%, 09/01/2024 (Callable 08/01/2024)		8,300,000	8,699,643
Oracle Corp.:
2.800%, 04/01/2027 (Callable 02/01/2027)		46,000,000	48,731,480
3.900%, 05/15/2035 (Callable 11/15/2034)		7,425,000	8,173,859
3.850%, 07/15/2036 (Callable 01/15/2036)		7,500,000	8,148,255
3.950%, 03/25/2051 (Callable 09/25/2050)		5,000,000	5,273,095
Orange SA,
9.000%, 03/01/2031 (1)		33,426,000	52,027,721
Oshkosh Corp.,
3.100%, 03/01/2030 (Callable 12/01/2029)		5,000,000	5,255,402
Owens Corning:
4.200%, 12/01/2024 (Callable 09/01/2024)		10,000,000	10,904,587
3.400%, 08/15/2026 (Callable 05/15/2026)		5,000,000	5,404,899
Packaging Corp. of America,
4.500%, 11/01/2023 (Callable 10/08/2021)		4,700,000	5,031,439
Pactiv LLC,
7.950%, 12/15/2025		1,338,000	1,506,936
Penske Truck Leasing Co.:
4.000%, 07/15/2025 (Callable 06/15/2025) (2)		20,000,000	21,857,751
1.200%, 11/15/2025 (Callable 10/15/2025) (2)		22,800,000	22,535,588
PerkinElmer, Inc.:
3.300%, 09/15/2029 (Callable 06/15/2029)		25,000,000	26,953,500
3.625%, 03/15/2051 (Callable 09/15/2050)		11,775,000	12,657,462
Pernod Ricard SA,
4.250%, 07/15/2022 (1)(2)		26,700,000	27,495,367
Perrigo Finance Unlimited Co.:
3.900%, 12/15/2024 (Callable 09/15/2024)		42,000,000	44,521,452
3.150%, 06/15/2030 (Callable 03/15/2030)		25,250,000	26,118,332
Phillips 66:
3.850%, 04/09/2025 (Callable 03/09/2025)		8,000,000	8,718,563
2.150%, 12/15/2030 (Callable 09/15/2030)		6,000,000	5,853,612
4.650%, 11/15/2034 (Callable 05/15/2034)		13,000,000	15,499,859
5.875%, 05/01/2042		5,000,000	6,869,323
4.875%, 11/15/2044 (Callable 05/15/2044)		15,000,000	18,923,728
Phillips 66 Partners LP:
3.605%, 02/15/2025 (Callable 11/15/2024)		2,000,000	2,139,361
3.150%, 12/15/2029 (Callable 09/15/2029)		12,550,000	13,116,802
4.680%, 02/15/2045 (Callable 08/15/2044)		2,000,000	2,299,896
Plains All American Pipeline LP / PAA Finance Corp.,
3.550%, 12/15/2029 (Callable 09/15/2029)		20,000,000	21,041,354
POSCO:
2.375%, 01/17/2023 (1)(2)		5,550,000	5,662,406
4.000%, 08/01/2023 (1)(2)		13,000,000	13,732,831
Premier Health Partners,
2.911%, 11/15/2026 (Callable 05/15/2026)		10,000,000	10,474,844
Quanta Services, Inc.,
2.900%, 10/01/2030 (Callable 07/01/2030)		10,000,000	10,344,257
Raytheon Technologies Corp.:
7.500%, 09/15/2029		8,188,000	11,318,460
2.250%, 07/01/2030 (Callable 04/01/2030)		12,000,000	12,117,181
4.800%, 12/15/2043 (Callable 06/15/2043)		7,925,000	10,111,705
3.125%, 07/01/2050 (Callable 01/01/2050)		6,000,000	6,062,589
Regency Energy Partners LP / Regency Energy Finance Corp.,
4.500%, 11/01/2023 (Callable 08/01/2023)		11,850,000	12,608,948
Reliance Industries Ltd.,
5.400%, 02/14/2022 (1)(2)		3,500,000	3,557,540
Reliance Steel & Aluminum Co.,
1.300%, 08/15/2025 (Callable 07/15/2025)		6,100,000	6,078,802
Republic Services, Inc.:
4.750%, 05/15/2023 (Callable 02/15/2023)		7,341,000	7,768,273
2.900%, 07/01/2026 (Callable 04/01/2026)		5,000,000	5,321,399
Rogers Communications, Inc.,
4.350%, 05/01/2049 (Callable 11/01/2048) (1)		10,000,000	11,383,404
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025 (Callable 12/01/2024)		14,500,000	16,456,716
5.875%, 06/30/2026 (Callable 12/31/2025)		55,015,000	64,747,009
5.000%, 03/15/2027 (Callable 09/15/2026)		20,300,000	23,337,098
Samarco Mineracao SA:
5.750%, 10/24/2023 (1)(2)(9)		5,475,000	3,832,500
5.375%, 09/26/2024 (1)(2)(9)		5,125,000	3,587,551
Santos Finance Ltd.,
3.649%, 04/29/2031 (Callable 01/29/2031) (1)(2)		15,000,000	15,275,418
Schlumberger Holdings Corp.,
3.900%, 05/17/2028 (Callable 02/17/2028) (2)		11,096,000	12,231,580
Schneider Electric SE,
2.950%, 09/27/2022 (2)		5,000,000	5,125,398
Seagate HDD Cayman,
4.875%, 03/01/2024 (Callable 01/01/2024)		24,400,000	26,291,000
Shell International Finance BV:
2.375%, 04/06/2025 (Callable 03/06/2025) (1)		9,000,000	9,411,300
2.750%, 04/06/2030 (Callable 01/06/2030) (1)		8,725,000	9,263,719
Sherwin-Williams Co.,
4.500%, 06/01/2047 (Callable 12/01/2046)		10,550,000	12,788,543
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (Callable 07/23/2023) (1)		54,946,000	57,281,081
Silgan Holdings, Inc.:
4.750%, 03/15/2025 (Callable 11/01/2021)		1,000,000	1,013,750
4.125%, 02/01/2028 (Callable 10/01/2022)		4,000,000	4,110,000
SK Hynix, Inc.,
1.500%, 01/19/2026 (1)(2)		13,000,000	12,832,040
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (1)(2)		960,000	1,220,362
Smith & Nephew PLC,
2.032%, 10/14/2030 (Callable 07/14/2030) (1)		10,000,000	9,755,031
Smithfield Foods, Inc.:
3.350%, 02/01/2022 (Callable 01/01/2022) (1)(2)		31,389,000	31,567,449
5.200%, 04/01/2029 (Callable 01/01/2029) (1)(2)		16,566,000	19,021,759
3.000%, 10/15/2030 (Callable 07/15/2030) (1)(2)		10,000,000	10,065,455
2.625%, 09/13/2031 (Callable 06/13/2031) (1)(2)		18,500,000	17,984,960
Sociedad Quimica y Minera de Chile SA,
3.625%, 04/03/2023 (1)(2)		8,093,000	8,426,836
Sodexo, Inc.,
1.634%, 04/16/2026 (Callable 03/16/2026) (1)(2)		6,725,000	6,765,534
Solvay Finance America LLC,
4.450%, 12/03/2025 (Callable 09/03/2025) (1)(2)		40,018,000	44,402,985
Southern Copper Corp.,
7.500%, 07/27/2035 (1)		19,786,000	28,293,980
Spectra Energy Partners LP:
3.500%, 03/15/2025 (Callable 12/15/2024) (1)		15,150,000	16,250,231
4.500%, 03/15/2045 (Callable 09/15/2044) (1)		5,000,000	5,867,478
Standard Industries, Inc.:
4.750%, 01/15/2028 (Callable 01/15/2023) (2)		24,408,000	25,323,300
4.375%, 07/15/2030 (Callable 07/15/2025) (2)		5,000,000	5,100,000
3.375%, 01/15/2031 (Callable 07/15/2025) (2)		5,000,000	4,758,500
Stanley Black & Decker, Inc.,
4.850%, 11/15/2048 (Callable 05/15/2048)		4,175,000	5,540,816
Steel Dynamics, Inc.,
2.800%, 12/15/2024 (Callable 11/15/2024)		7,000,000	7,385,206
Stericycle, Inc.,
3.875%, 01/15/2029 (Callable 11/15/2023) (2)		1,000,000	1,006,110
STERIS Irish FinCo Unlimited Co.,
3.750%, 03/15/2051 (Callable 09/15/2050)		7,500,000	8,094,930
Suntory Holdings Ltd.,
2.550%, 06/28/2022 (Callable 05/28/2022) (1)(2)		2,000,000	2,028,833
SYNNEX Corp.,
2.375%, 08/09/2028 (Callable 06/09/2028) (2)		25,000,000	24,754,059
Sysco Corp.:
5.650%, 04/01/2025 (Callable 03/01/2025)		7,000,000	8,050,923
5.950%, 04/01/2030 (Callable 01/01/2030)		18,220,000	23,175,705
Takeda Pharmaceutical Co. Ltd.,
3.175%, 07/09/2050 (Callable 01/09/2050) (1)		21,825,000	22,116,958
Targa Resources Partners LP:
6.500%, 07/15/2027 (Callable 07/15/2022)		1,000,000	1,078,230
5.000%, 01/15/2028 (Callable 01/15/2023)		28,000,000	29,400,000
4.875%, 02/01/2031		500,000	539,375
4.000%, 01/15/2032 (Callable 07/15/2026) (2)		14,000,000	14,468,300
TC PipeLines LP:
4.375%, 03/13/2025 (Callable 12/13/2024) (1)		26,205,000	28,524,516
3.900%, 05/25/2027 (Callable 02/25/2027) (1)		25,885,000	28,717,489
Teck Resources Ltd.,
3.900%, 07/15/2030 (Callable 04/15/2030) (1)		10,000,000	10,857,884
Telecom Italia Capital SA:
5.303%, 05/30/2024 (1)(2)		21,500,000	23,163,025
7.200%, 07/18/2036 (1)		3,175,000	3,889,375
Telefonica Emisiones SA:
4.103%, 03/08/2027 (1)		8,125,000	9,128,296
7.045%, 06/20/2036 (1)		4,925,000	7,107,710
5.213%, 03/08/2047 (1)		24,108,000	30,087,969
4.895%, 03/06/2048 (1)		9,475,000	11,391,157
5.520%, 03/01/2049 (Callable 09/01/2048) (1)		12,000,000	15,699,525
TELUS Corp.,
2.800%, 02/16/2027 (Callable 11/16/2026) (1)		13,100,000	13,880,824
Tenet Healthcare Corp.,
6.750%, 06/15/2023		1,000,000	1,078,000
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 07/21/2023 (1)		24,275,000	24,130,321
3.150%, 10/01/2026 (1)		51,000,000	48,832,500
Textron, Inc.,
3.000%, 06/01/2030 (Callable 03/01/2030)		15,000,000	15,761,864
Thermo Fisher Scientific, Inc.,
4.133%, 03/25/2025 (Callable 02/25/2025)		15,000,000	16,502,961
Timken Co.:
3.875%, 09/01/2024 (Callable 06/01/2024)		18,500,000	19,740,034
4.500%, 12/15/2028 (Callable 09/15/2028)		6,025,000	6,721,921
T-Mobile USA, Inc.:
4.750%, 02/01/2028 (Callable 02/01/2023)		17,250,000	18,328,125
3.375%, 04/15/2029 (Callable 04/15/2024) (2)		5,000,000	5,216,250
3.875%, 04/15/2030 (Callable 01/15/2030)		41,159,000	45,446,207
3.500%, 04/15/2031 (Callable 04/15/2026)		60,000,000	63,278,082
4.375%, 04/15/2040 (Callable 10/15/2039)		10,000,000	11,521,669
3.600%, 11/15/2060 (Callable 05/15/2060) (2)		20,000,000	19,663,486
Toll Road Investors Partnership II LP:
0.000%, 02/15/2022 (1)(2)		21,200,000	20,986,481
0.000%, 02/15/2025 (1)(2)		10,000,000	8,906,510
0.000%, 02/15/2027 (1)(2)		32,855,000	26,450,926
0.000%, 02/15/2030 (1)(2)		2,000,000	1,329,086
0.000%, 02/15/2030 (1)(2)		2,938,000	2,213,284
0.000%, 02/15/2031 (1)(2)		5,396,000	3,915,409
0.000%, 02/15/2036 (1)(2)		12,500,000	7,464,439
TopBuild Corp.:
3.625%, 03/15/2029 (Callable 03/15/2024) (2)		2,500,000	2,518,750
4.125%, 02/15/2032 (Callable 10/15/2026) (2)(8)		1,000,000	1,010,000
TransCanada PipeLines Ltd.,
4.750%, 05/15/2038 (Callable 11/15/2037) (1)		10,000,000	11,902,619
Transcontinental Gas Pipe Line Co. LLC,
4.450%, 08/01/2042 (Callable 02/01/2042)		2,600,000	3,040,646
TreeHouse Foods, Inc.,
4.000%, 09/01/2028 (Callable 09/01/2023)		1,500,000	1,468,005
Triton Container International Ltd.:
2.050%, 04/15/2026 (Callable 03/15/2026) (1)(2)		7,425,000	7,449,082
3.150%, 06/15/2031 (Callable 03/15/2031) (1)(2)		30,475,000	30,760,672
TTX Co.:
4.650%, 06/15/2044 (2)		7,710,000	9,477,416
3.900%, 02/01/2045 (Callable 08/01/2044) (2)		25,325,000	29,363,545
Tyco Electronics Group SA,
7.125%, 10/01/2037		500,000	755,154
Tyson Foods, Inc.,
5.100%, 09/23/2048 (Callable 03/28/2048)		4,650,000	6,142,875
United Rentals North America, Inc.:
3.875%, 11/15/2027 (Callable 11/15/2022)		5,000,000	5,237,500
4.875%, 01/15/2028 (Callable 01/15/2023)		5,000,000	5,286,200
5.250%, 01/15/2030 (Callable 01/15/2025)		5,000,000	5,475,000
4.000%, 07/15/2030 (Callable 07/15/2025)		10,000,000	10,375,000
3.875%, 02/15/2031 (Callable 08/15/2025)		3,000,000	3,075,000
3.750%, 01/15/2032 (Callable 07/15/2026)		1,000,000	1,011,250
Universal Health Services, Inc.:
1.650%, 09/01/2026 (Callable 08/01/2026) (2)		16,000,000	15,906,118
2.650%, 10/15/2030 (Callable 07/15/2030) (2)		24,322,000	24,432,422
Upjohn, Inc.:
3.850%, 06/22/2040 (Callable 12/22/2039) (2)		10,000,000	10,724,985
4.000%, 06/22/2050 (Callable 12/22/2049) (2)		22,000,000	23,382,967
UPMC,
3.600%, 04/03/2025		47,575,000	51,446,005
Utah Acquisition Sub, Inc.,
5.250%, 06/15/2046 (Callable 12/15/2045)		4,000,000	4,892,660
Vale Canada Ltd.,
7.200%, 09/15/2032 (1)		1,600,000	2,068,000
Vale Overseas Ltd.:
6.250%, 08/10/2026 (1)		22,000,000	25,996,740
3.750%, 07/08/2030 (Callable 04/08/2030) (1)		25,339,000	26,249,937
8.250%, 01/17/2034 (1)		425,000	611,690
6.875%, 11/21/2036 (1)		33,025,000	44,005,812
6.875%, 11/10/2039 (1)		18,121,000	24,517,713
Valero Energy Corp.:
1.200%, 03/15/2024		13,450,000	13,600,375
3.400%, 09/15/2026 (Callable 06/15/2026)		17,500,000	18,827,960
6.625%, 06/15/2037		5,000,000	6,751,999
Valero Energy Partners LP,
4.500%, 03/15/2028 (Callable 12/15/2027)		20,000,000	22,577,958
Verisk Analytics, Inc.,
4.000%, 06/15/2025 (Callable 03/15/2025)		10,000,000	11,015,366
Verizon Communications, Inc.:
3.000%, 03/22/2027 (Callable 01/22/2027)		5,000,000	5,365,901
4.500%, 08/10/2033		15,710,000	18,706,031
4.400%, 11/01/2034 (Callable 05/01/2034)		790,000	935,577
4.272%, 01/15/2036		19,793,000	23,251,089
5.250%, 03/16/2037		18,225,000	23,569,779
4.812%, 03/15/2039		38,575,000	47,851,499
4.862%, 08/21/2046		2,500,000	3,183,732
5.500%, 03/16/2047		4,000,000	5,531,992
3.700%, 03/22/2061 (Callable 09/22/2060)		11,200,000	11,826,391
VF Corp.,
2.800%, 04/23/2027 (Callable 02/23/2027)		7,000,000	7,433,734
Viterra Finance BV:
2.000%, 04/21/2026 (Callable 03/21/2026) (1)(2)		15,000,000	15,106,422
3.200%, 04/21/2031 (Callable 01/21/2031) (1)(2)		45,069,000	45,780,923
VMware, Inc.,
1.800%, 08/15/2028 (Callable 06/15/2028)		15,000,000	14,777,467
Vodafone Group PLC:
7.875%, 02/15/2030 (1)		16,293,000	23,065,307
6.150%, 02/27/2037 (1)		13,920,000	19,041,925
4.375%, 02/19/2043 (1)		5,054,000	5,871,671
Volkswagen Group of America Finance LLC:
4.000%, 11/12/2021 (1)(2)		9,000,000	9,035,374
4.250%, 11/13/2023 (1)(2)		18,000,000	19,306,246
2.850%, 09/26/2024 (1)(2)		5,000,000	5,255,727
3.350%, 05/13/2025 (1)(2)		15,000,000	16,036,647
1.250%, 11/24/2025 (Callable 10/24/2025) (1)(2)		11,075,000	11,025,148
Vontier Corp.,
2.400%, 04/01/2028 (Callable 02/01/2028) (2)		15,725,000	15,498,560
Vulcan Materials Co.:
4.500%, 04/01/2025 (Callable 01/01/2025)		3,000,000	3,316,556
3.500%, 06/01/2030 (Callable 03/01/2030)		11,050,000	12,130,690
4.700%, 03/01/2048 (Callable 09/01/2047)		500,000	615,497
Wabtec Corp.:
4.375%, 08/15/2023 (Callable 05/15/2023)		9,750,000	10,245,895
4.400%, 03/15/2024 (Callable 02/15/2024)		13,109,000	14,093,105
3.450%, 11/15/2026 (Callable 08/15/2026)		36,775,000	39,352,860
4.950%, 09/15/2028 (Callable 06/15/2028)		10,205,000	11,744,934
Walgreens Boots Alliance, Inc.,
3.450%, 06/01/2026 (Callable 03/01/2026)		5,957,000	6,460,778
Walt Disney Co.:
3.700%, 09/15/2024 (Callable 06/15/2024)		4,025,000	4,357,200
7.430%, 10/01/2026		3,300,000	4,259,448
5.400%, 10/01/2043		5,000,000	6,881,090
4.750%, 09/15/2044 (Callable 03/15/2044)		1,950,000	2,509,209
Weir Group PLC,
2.200%, 05/13/2026 (Callable 04/13/2026) (1)(2)		20,625,000	20,829,830
Western Digital Corp.,
4.750%, 02/15/2026 (Callable 11/15/2025)		57,075,000	63,211,704
Western Gas Partners LP,
4.000%, 07/01/2022 (Callable 04/01/2022)		17,845,000	18,116,779
Western Midstream Operating LP,
6.500%, 02/01/2050 (Callable 08/01/2049)		10,000,000	11,767,800
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025 (Callable 05/15/2025)		14,736,000	15,636,655
WestRock MWV LLC,
8.200%, 01/15/2030		5,012,000	7,022,411
Williams Companies, Inc.:
3.700%, 01/15/2023 (Callable 10/15/2022)		44,375,000	45,830,854
4.550%, 06/24/2024 (Callable 03/24/2024)		7,629,000	8,322,883
7.500%, 01/15/2031		120,000	166,833
7.750%, 06/15/2031		3,500,000	4,869,260
8.750%, 03/15/2032		11,275,000	17,241,291
6.300%, 04/15/2040		1,590,000	2,167,365
5.750%, 06/24/2044 (Callable 12/24/2043)		2,500,000	3,292,860
Wipro IT Services LLC,
1.500%, 06/23/2026 (Callable 05/23/2026) (1)(2)		17,800,000	17,719,188
Woodside Finance Ltd.:
3.650%, 03/05/2025 (Callable 12/05/2024) (1)(2)		15,575,000	16,551,289
4.500%, 03/04/2029 (Callable 12/04/2028) (1)(2)		30,000,000	33,659,029
Worthington Industries, Inc.,
4.550%, 04/15/2026		9,154,000	10,215,456
WRKCo, Inc.,
3.000%, 09/15/2024 (Callable 07/15/2024)		6,000,000	6,365,778
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,
4.250%, 05/30/2023 (Callable 02/28/2023) (2)		4,000,000	4,030,000
Xerox Corp.,
4.375%, 03/15/2023 (Callable 02/15/2023)		35,175,000	36,383,965
Xerox Holdings Corp.,
5.000%, 08/15/2025 (Callable 07/15/2025) (2)		1,000,000	1,050,750
Yara International ASA,
3.800%, 06/06/2026 (Callable 03/06/2026) (1)(2)		20,250,000	22,133,329
Zimmer Biomet Holdings, Inc.:
3.550%, 04/01/2025 (Callable 01/01/2025)		20,000,000	21,500,170
5.750%, 11/30/2039		11,375,000	15,083,410
Zoetis, Inc.:
3.250%, 02/01/2023 (Callable 11/01/2022)		24,701,000	25,455,518
4.500%, 11/13/2025 (Callable 08/13/2025)		16,275,000	18,318,876
Total Industrials (Cost $8,925,824,353)			9,535,681,458	29.7%

Utilities
American Water Capital Corp.,
2.800%, 05/01/2030 (Callable 02/01/2030)		8,500,000	8,915,680
Appalachian Power Co.,
6.700%, 08/15/2037		1,400,000	1,970,616
Avangrid, Inc.,
3.200%, 04/15/2025 (Callable 03/15/2025) (1)		14,000,000	14,910,408
Berkshire Hathaway Energy Co.:
3.500%, 02/01/2025 (Callable 11/01/2024)		7,000,000	7,518,323
2.850%, 05/15/2051 (Callable 11/15/2050)		10,000,000	9,557,689
Consolidated Edison Co. of New York, Inc.,
4.625%, 12/01/2054 (Callable 06/01/2054)		7,600,000	9,388,893
Consumers Energy Co.,
3.500%, 08/01/2051 (Callable 02/01/2051)		9,425,000	10,396,086
Dominion Energy, Inc.,
2.450%, 01/15/2023 (2)		15,000,000	15,383,901
Dominion Resources, Inc.,
5.950%, 06/15/2035		1,880,000	2,518,267
DTE Electric Company,
2.625%, 03/01/2031 (Callable 12/01/2030)		15,200,000	15,835,774
Duquesne Light Holdings, Inc.,
2.532%, 10/01/2030 (Callable 07/01/2030) (2)		8,775,000	8,692,050
Edison International,
2.950%, 03/15/2023 (Callable 01/15/2023)		5,000,000	5,144,435
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)		51,299,000	54,820,354
Enel Finance International NV:
3.625%, 05/25/2027 (1)(2)		27,500,000	30,442,178
3.500%, 04/06/2028 (1)(2)		7,000,000	7,661,015
4.875%, 06/14/2029 (1)(2)		11,775,000	14,080,460
6.800%, 09/15/2037 (1)(2)		3,875,000	5,721,785
6.000%, 10/07/2039 (1)(2)		4,286,000	5,916,117
4.750%, 05/25/2047 (1)(2)		49,084,000	60,946,961
Engie Energia Chile SA,
3.400%, 01/28/2030 (Callable 10/28/2029) (1)(2)		3,000,000	3,082,500
Exelon Corp.:
3.950%, 06/15/2025 (Callable 03/15/2025)		15,775,000	17,174,715
7.600%, 04/01/2032		1,650,000	2,358,863
5.100%, 06/15/2045 (Callable 12/15/2044)		5,875,000	7,707,448
Exelon Generation Co. LLC,
5.600%, 06/15/2042 (Callable 12/15/2041)		6,100,000	7,355,633
FirstEnergy Corp.:
2.650%, 03/01/2030 (Callable 12/01/2029)		4,300,000	4,278,500
3.400%, 03/01/2050 (Callable 09/01/2049)		11,325,000	10,887,402
FirstEnergy Transmission LLC,
2.866%, 09/15/2028 (Callable 07/15/2028) (2)		15,000,000	15,656,250
Fortis Inc.,
3.055%, 10/04/2026 (Callable 07/04/2026) (1)		8,762,000	9,401,038
Infraestructura Energetica Nova SAB de CV,
3.750%, 01/14/2028 (2)		5,000,000	5,393,750
KeySpan Corp.,
8.000%, 11/15/2030 (1)		8,375,000	11,444,576
Liberty Utilities Finance GP 1,
2.050%, 09/15/2030 (Callable 06/15/2030) (1)(2)		10,600,000	10,255,892
NiSource, Inc.:
3.600%, 05/01/2030 (Callable 02/01/2030)		20,800,000	22,802,507
3.950%, 03/30/2048 (Callable 09/30/2047)		11,775,000	13,324,518
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030 (Callable 02/15/2030)		9,500,000	10,074,426
RGS I&M Funding Corp.,
9.820%, 12/07/2022		52,488	52,739
Southern Co.,
2.950%, 07/01/2023 (Callable 05/01/2023)		17,400,000	18,063,373
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)		6,000,000	6,113,171
Total Utilities (Cost $430,134,721)			465,248,293	1.4%

Financials
ABN AMRO Bank NV:
7.750%, 05/15/2023 (1)(2)		8,000,000	8,784,630
4.750%, 07/28/2025 (1)(2)		37,818,000	41,925,334
4.800%, 04/18/2026 (1)(2)		47,025,000	52,824,123
1.542%, 06/16/2027 (1 Year CMT Rate + 0.800%)(Callable 06/16/2026) (1)(2)(3)		12,250,000	12,180,875
AerCap Holdings NV:
4.875%, 01/16/2024 (Callable 12/16/2023) (1)		6,708,000	7,247,862
2.875%, 08/14/2024 (Callable 07/14/2024) (1)		39,395,000	41,042,401
6.500%, 07/15/2025 (Callable 06/15/2025) (1)		15,000,000	17,391,025
AIA Group Ltd.,
3.200%, 03/11/2025 (Callable 12/11/2024) (1)(2)		9,000,000	9,522,180
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032 (2)		2,000,000	2,819,448
Air Lease Corp.:
4.250%, 02/01/2024 (Callable 01/01/2024)		8,175,000	8,773,989
2.300%, 02/01/2025 (Callable 01/01/2025)		14,150,000	14,534,184
Allstate Corp.,
3.850%, 08/10/2049 (Callable 02/10/2049)		10,968,000	12,985,777
Ally Financial, Inc.:
1.450%, 10/02/2023 (Callable 09/02/2023)		15,000,000	15,221,550
5.125%, 09/30/2024		13,000,000	14,560,443
5.800%, 05/01/2025 (Callable 04/01/2025)		10,000,000	11,503,427
American International Group, Inc.:
3.750%, 07/10/2025 (Callable 04/10/2025)		11,400,000	12,409,135
3.875%, 01/15/2035 (Callable 07/15/2034)		15,000,000	16,948,210
6.820%, 11/15/2037		4,173,000	5,855,498
AmSouth Bancorporation,
6.750%, 11/01/2025		1,110,000	1,335,301
Anthem, Inc.:
3.350%, 12/01/2024 (Callable 10/01/2024)		7,050,000	7,557,799
2.375%, 01/15/2025 (Callable 12/15/2024)		4,075,000	4,245,069
Aon PLC,
3.875%, 12/15/2025 (Callable 09/15/2025)		14,490,000	15,996,256
Assurant, Inc.:
4.900%, 03/27/2028 (Callable 12/27/2027)		4,250,000	4,919,042
3.700%, 02/22/2030 (Callable 11/22/2029)		7,000,000	7,593,747
Australia & New Zealand Banking Group Ltd.:
4.500%, 03/19/2024 (1)(2)		32,000,000	34,734,438
2.950%, 07/22/2030 (5 Year CMT Rate + 1.288%)(Callable 07/22/2025) (1)(2)(3)		14,803,000	15,387,126
2.570%, 11/25/2035 (5 Year CMT Rate + 1.700%)(Callable 11/25/2030) (1)(2)(3)		13,000,000	12,620,065
Avolon Holdings Funding Ltd.:
5.250%, 05/15/2024 (Callable 04/15/2024) (1)(2)		5,000,000	5,462,240
2.875%, 02/15/2025 (Callable 01/15/2025) (1)(2)		10,000,000	10,289,131
Banco Bilbao Vizcaya Argentaria SA,
1.125%, 09/18/2025 (1)		15,000,000	14,843,289
Banco Santander Chile,
2.700%, 01/10/2025 (Callable 12/10/2024) (1)(2)		8,000,000	8,320,400
Banco Santander SA:
3.500%, 04/11/2022 (1)		12,000,000	12,196,990
3.848%, 04/12/2023 (1)		16,700,000	17,537,292
5.179%, 11/19/2025 (1)		11,150,000	12,666,443
1.722%, 09/14/2027 (1 Year CMT Rate + 0.900%)(Callable 09/14/2026) (1)(3)		10,000,000	9,953,529
2.749%, 12/03/2030 (1)		5,000,000	4,975,225
Bank of America Corp.:
3.300%, 01/11/2023		22,650,000	23,505,650
3.004%, 12/20/2023 (3 Month LIBOR USD + 0.790%)(Callable 12/20/2022) (3)		8,352,000	8,607,321
3.864%, 07/23/2024 (3 Month LIBOR USD + 0.940%)(Callable 07/23/2023) (3)		12,575,000	13,308,011
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%)(Callable 03/15/2024) (3)		9,650,000	10,266,754
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%)(Callable 10/01/2024) (3)		22,000,000	23,385,338
2.456%, 10/22/2025 (3 Month LIBOR USD + 0.870%)(Callable 10/22/2024) (3)		8,000,000	8,356,240
3.366%, 01/23/2026 (3 Month LIBOR USD + 0.810%)(Callable 01/23/2025) (3)		22,700,000	24,253,310
1.734%, 07/22/2027 (SOFR + 0.960%)(Callable 07/22/2026) (3)		20,000,000	20,082,297
3.248%, 10/21/2027 (Callable 10/21/2026)		6,000,000	6,478,554
3.419%, 12/20/2028 (3 Month LIBOR USD + 1.040%)(Callable 12/20/2027) (3)		19,539,000	21,177,102
2.087%, 06/14/2029 (SOFR + 1.060%)(Callable 06/14/2028) (3)		12,000,000	11,980,741
2.496%, 02/13/2031 (3 Month LIBOR USD + 0.990%)(Callable 02/13/2030) (3)		7,000,000	7,083,930
2.592%, 04/29/2031 (SOFR + 2.150%)(Callable 04/29/2030) (3)		35,000,000	35,721,979
7.750%, 05/14/2038		725,000	1,134,211
Bank of Ireland Group PLC,
2.029%, 09/30/2027 (1 Year CMT Rate + 1.100%)(Callable 09/30/2026) (1)(2)(3)		5,425,000	5,421,843
Bank of Montreal,
3.803%, 12/15/2032 (5 Year Swap Rate USD + 1.432%)(Callable 12/15/2027) (1)(3)		5,000,000	5,478,261
Bank of New Zealand,
2.000%, 02/21/2025 (1)(2)		15,475,000	15,922,565
Bank of Nova Scotia:
1.625%, 05/01/2023 (1)		11,425,000	11,658,413
4.500%, 12/16/2025 (1)		8,048,000	9,044,009
Banque Federative du Credit Mutuel SA,
3.750%, 07/20/2023 (1)(2)		12,475,000	13,198,727
Barclays PLC:
3.684%, 01/10/2023 (Callable 01/10/2022) (1)		22,500,000	22,700,153
4.610%, 02/15/2023 (3 Month LIBOR USD + 1.400%)(Callable 02/15/2022) (1)(3)		10,000,000	10,152,796
4.338%, 05/16/2024 (3 Month LIBOR USD + 1.356%)(Callable 05/16/2023) (1)(3)		5,000,000	5,292,576
3.650%, 03/16/2025 (1)		17,350,000	18,643,519
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%)(Callable 05/07/2024) (1)(3)		23,400,000	25,112,678
2.852%, 05/07/2026 (3 Month LIBOR USD + 2.714%)(Callable 05/07/2025) (1)(3)		10,000,000	10,503,426
4.337%, 01/10/2028 (Callable 01/10/2027) (1)		10,000,000	11,185,176
BBVA USA:
2.875%, 06/29/2022 (Callable 05/29/2022)		15,700,000	15,965,324
3.875%, 04/10/2025 (Callable 03/10/2025)		45,470,000	49,630,874
Berkshire Hathaway Finance Corp.,
4.400%, 05/15/2042		3,500,000	4,351,900
BGC Partners, Inc.,
4.375%, 12/15/2025 (Callable 09/15/2025)		13,000,000	14,038,635
BNP Paribas SA:
3.375%, 01/09/2025 (1)(2)		8,000,000	8,529,791
4.375%, 09/28/2025 (1)(2)		14,700,000	16,126,774
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.111%)(Callable 11/19/2024) (1)(2)(3)		42,500,000	44,513,048
4.375%, 05/12/2026 (1)(2)		16,910,000	18,675,270
2.219%, 06/09/2026 (SOFR + 2.074%)(Callable 06/09/2025) (1)(2)(3)		10,000,000	10,263,805
1.323%, 01/13/2027 (SOFR + 1.004%)(Callable 01/13/2026) (1)(2)(3)		14,000,000	13,764,940
1.904%, 09/30/2028 (SOFR + 1.609%)(Callable 09/30/2027) (1)(2)(3)		16,000,000	15,925,596
3.052%, 01/13/2031 (SOFR + 1.507%)(Callable 01/13/2030) (1)(2)(3)		10,500,000	10,999,972
2.871%, 04/19/2032 (SOFR + 1.387%)(Callable 04/19/2031) (1)(2)(3)		25,000,000	25,531,588
2.588%, 08/12/2035 (5 Year CMT Rate + 2.050%)(Callable 08/12/2030) (1)(2)(3)		5,000,000	4,848,593
BNZ International Funding Ltd.,
3.375%, 03/01/2023 (1)(2)		24,750,000	25,816,230
BPCE SA:
5.700%, 10/22/2023 (1)(2)		33,770,000	37,025,134
4.625%, 07/11/2024 (1)(2)		3,185,000	3,467,468
5.150%, 07/21/2024 (1)(2)		30,902,000	34,145,697
2.375%, 01/14/2025 (1)(2)		5,000,000	5,162,600
4.500%, 03/15/2025 (1)(2)		40,275,000	44,228,252
1.652%, 10/06/2026 (SOFR + 1.520%)(Callable 10/06/2025) (1)(2)(3)		25,000,000	25,029,701
Brown & Brown, Inc.,
4.500%, 03/15/2029 (Callable 12/15/2028)		11,840,000	13,554,114
Canadian Imperial Bank of Commerce,
2.250%, 01/28/2025 (1)		8,000,000	8,310,037
Cantor Fitzgerald LP,
4.875%, 05/01/2024 (Callable 04/01/2024) (2)		7,525,000	8,204,185
Capital One Financial Corp.:
3.200%, 01/30/2023 (Callable 12/30/2022)		5,000,000	5,176,564
3.750%, 07/28/2026 (Callable 06/28/2026)		5,000,000	5,488,772
3.650%, 05/11/2027 (Callable 04/11/2027)		16,750,000	18,555,279
3.800%, 01/31/2028 (Callable 12/31/2027)		6,960,000	7,733,109
Capital One NA,
3.375%, 02/15/2023		54,066,000	56,233,076
Centene Corp.:
3.000%, 10/15/2030 (Callable 07/15/2030)		10,000,000	10,250,000
2.500%, 03/01/2031 (Callable 12/01/2030)		64,850,000	63,958,312
2.625%, 08/01/2031 (Callable 05/01/2031)		6,000,000	5,959,440
CIT Bank NA,
2.969%, 09/27/2025 (SOFR + 1.715%)(Callable 09/27/2024) (3)		21,219,000	22,288,862
CIT Group, Inc.:
5.000%, 08/01/2023		5,000,000	5,343,750
4.750%, 02/16/2024 (Callable 11/16/2023)		13,000,000	13,877,500
5.250%, 03/07/2025 (Callable 12/07/2024)		2,100,000	2,338,875
Citigroup, Inc.:
3.142%, 01/24/2023 (3 Month LIBOR USD + 0.722%)(Callable 01/24/2022) (3)		10,000,000	10,084,078
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%)(Callable 07/24/2022) (3)		12,450,000	12,694,217
1.550%, 09/01/2023 (3 Month LIBOR USD + 1.430%)(Callable 09/01/2022) (3)		8,000,000	8,092,320
3.352%, 04/24/2025 (3 Month LIBOR USD + 0.897%)(Callable 04/24/2024) (3)		11,000,000	11,683,651
3.700%, 01/12/2026		4,700,000	5,162,735
3.106%, 04/08/2026 (SOFR + 2.842%)(Callable 04/08/2025) (3)		15,000,000	15,926,250
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%)(Callable 01/10/2027) (3)		41,200,000	45,527,219
2.572%, 06/03/2031 (SOFR + 2.107%)(Callable 06/03/2030) (3)		50,000,000	50,965,199
2.561%, 05/01/2032 (SOFR + 1.167%)(Callable 05/01/2031) (3)		5,000,000	5,049,176
Citizens Bank NA,
2.250%, 04/28/2025 (Callable 03/28/2025)		9,000,000	9,359,938
Citizens Financial Group, Inc.:
2.850%, 07/27/2026 (Callable 04/27/2026)		23,400,000	24,843,152
3.250%, 04/30/2030 (Callable 01/30/2030)		40,000,000	42,844,139
CNA Financial Corp.:
7.250%, 11/15/2023		12,400,000	14,086,518
4.500%, 03/01/2026 (Callable 12/01/2025)		21,125,000	23,848,949
3.450%, 08/15/2027 (Callable 05/15/2027)		9,000,000	9,884,717
CNO Financial Group, Inc.,
5.250%, 05/30/2025 (Callable 02/28/2025)		18,640,000	20,978,879
Comerica Bank,
4.000%, 07/27/2025		21,425,000	23,510,076
Commonwealth Bank of Australia:
2.688%, 03/11/2031 (1)(2)		15,000,000	14,952,915
3.610%, 09/12/2034 (5 Year CMT Rate + 2.050%)(Callable 09/12/2029) (1)(2)(3)		35,000,000	37,119,422
Compeer Financial,
3.375%, 06/01/2036 (SOFR + 1.965%)(Callable 06/01/2031) (2)(3)		5,500,000	5,560,501
Cooperatieve Rabobank UA:
3.875%, 02/08/2022 (1)		4,150,000	4,203,239
4.625%, 12/01/2023 (1)		7,059,000	7,649,094
4.375%, 08/04/2025 (1)		11,975,000	13,275,840
3.750%, 07/21/2026 (1)		36,000,000	39,675,745
Credit Agricole SA:
3.375%, 01/10/2022 (1)(2)		23,225,000	23,421,186
3.750%, 04/24/2023 (1)(2)		8,375,000	8,808,765
3.250%, 10/04/2024 (1)(2)		8,575,000	9,145,355
4.375%, 03/17/2025 (1)(2)		37,093,000	40,429,554
1.907%, 06/16/2026 (SOFRINDX + 1.676%)(Callable 06/16/2025) (1)(2)(3)		7,000,000	7,133,159
1.248%, 01/26/2027 (SOFR + 0.892%)(Callable 01/26/2026) (1)(2)(3)		24,000,000	23,660,822
3.250%, 01/14/2030 (1)(2)		5,000,000	5,245,549
Credit Suisse Group AG:
3.574%, 01/09/2023 (Callable 01/09/2022) (1)(2)		9,000,000	9,073,818
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%)(Callable 06/12/2023) (1)(2)(3)		6,000,000	6,335,495
2.593%, 09/11/2025 (SOFR + 1.560%)(Callable 09/11/2024) (1)(2)(3)		13,700,000	14,202,049
2.193%, 06/05/2026 (SOFR + 2.044%)(Callable 06/05/2025) (1)(2)(3)		10,000,000	10,187,688
1.305%, 02/02/2027 (SOFR + 0.980%)(Callable 02/02/2026) (1)(2)(3)		19,400,000	18,958,772
4.282%, 01/09/2028 (Callable 01/09/2027) (1)(2)		24,750,000	27,509,179
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%)(Callable 01/12/2028) (1)(2)(3)		10,850,000	11,842,057
4.194%, 04/01/2031 (SOFR + 3.730%)(Callable 04/01/2030) (1)(2)(3)		20,000,000	22,400,982
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023 (1)		21,400,000	22,546,496
3.750%, 03/26/2025 (1)		15,000,000	16,176,849
4.550%, 04/17/2026 (1)		5,000,000	5,616,627
CyrusOne LP / CyrusOne Finance Corp.:
2.900%, 11/15/2024 (Callable 10/15/2024)		10,000,000	10,479,800
3.450%, 11/15/2029 (Callable 08/15/2029)		1,485,000	1,546,627
2.150%, 11/01/2030 (Callable 08/01/2030)		11,000,000	10,336,480
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)		14,175,000	14,386,526
Danske Bank A/S,
1.621%, 09/11/2026 (1 Year CMT Rate + 1.350%)(Callable 09/11/2025) (1)(2)(3)		33,945,000	33,948,895
Deutsche Bank AG:
4.250%, 10/14/2021 (1)		29,900,000	29,932,214
5.000%, 02/14/2022 (1)		10,000,000	10,163,557
3.300%, 11/16/2022 (1)		17,625,000	18,183,613
3.950%, 02/27/2023 (1)		14,875,000	15,544,925
5.882%, 07/08/2031 (SOFR + 5.438%)(Callable 04/08/2030) (1)(3)		36,170,000	42,694,877
3.547%, 09/18/2031 (SOFR + 3.043%)(Callable 09/18/2030) (1)(3)		10,000,000	10,671,215
3.729%, 01/14/2032 (SOFR + 2.757%)(Callable 01/14/2031) (1)(3)		10,000,000	10,324,846
Digital Realty Trust LP:
4.450%, 07/15/2028 (Callable 04/15/2028)		7,000,000	8,026,773
3.600%, 07/01/2029 (Callable 04/01/2029)		41,950,000	45,896,627
Discover Bank:
3.350%, 02/06/2023 (Callable 01/06/2023)		7,000,000	7,251,805
4.682%, 08/09/2028 (5 Year Swap Rate USD + 1.730%)(Callable 08/09/2023) (3)		6,500,000	6,914,628
4.650%, 09/13/2028 (Callable 06/13/2028)		23,225,000	26,918,104
Discover Financial Services:
3.950%, 11/06/2024 (Callable 08/06/2024)		25,000,000	27,077,102
4.100%, 02/09/2027 (Callable 11/09/2026)		22,869,000	25,474,675
DNB Bank ASA:
1.127%, 09/16/2026 (5 Year CMT Rate + 0.850%)(Callable 09/16/2025) (1)(2)(3)		10,000,000	9,879,508
1.535%, 05/25/2027 (1 Year CMT Rate + 0.720%)(Callable 05/25/2026) (1)(2)(3)		5,800,000	5,802,646
Extra Space Storage LP,
2.550%, 06/01/2031 (Callable 03/01/2031)		11,000,000	11,024,178
First Horizon National Corp.,
4.000%, 05/26/2025 (Callable 04/26/2025)		30,000,000	32,733,586
First Republic Bank,
4.625%, 02/13/2047 (Callable 08/13/2046)		1,850,000	2,336,252
Five Corners Funding Trust II,
2.850%, 05/15/2030 (Callable 02/15/2030) (2)		10,000,000	10,452,902
FMR LLC:
4.950%, 02/01/2033 (2)		4,235,000	5,283,238
6.500%, 12/14/2040 (2)		1,820,000	2,720,650
GE Capital Funding LLC:
4.050%, 05/15/2027 (Callable 03/15/2027)		10,000,000	11,227,439
4.550%, 05/15/2032 (Callable 02/15/2032)		10,000,000	11,842,159
GE Capital International Funding Co. Unlimited Co.:
3.373%, 11/15/2025		5,000,000	5,419,331
4.418%, 11/15/2035		80,915,000	97,102,229
Globe Life, Inc.:
3.800%, 09/15/2022		1,275,000	1,315,233
4.550%, 09/15/2028 (Callable 06/15/2028)		9,350,000	10,849,615
Goldman Sachs Group, Inc.:
5.750%, 01/24/2022		15,100,000	15,355,451
1.721%, 11/29/2023 (3 Month LIBOR USD + 1.600%) (3)		10,000,000	10,290,300
3.500%, 01/23/2025 (Callable 10/23/2024)		9,400,000	10,068,633
3.500%, 04/01/2025 (Callable 03/01/2025)		10,000,000	10,751,033
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%)(Callable 09/29/2024) (3)		24,000,000	25,627,960
3.814%, 04/23/2029 (3 Month LIBOR USD + 1.158%)(Callable 04/23/2028) (3)		17,875,000	19,781,717
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%)(Callable 05/01/2028) (3)		15,050,000	17,008,326
1.992%, 01/27/2032 (SOFR + 1.090%)(Callable 01/27/2031) (3)		30,000,000	28,929,900
2.615%, 04/22/2032 (SOFR + 1.281%)(Callable 04/22/2031) (3)		10,000,000	10,120,900
6.345%, 02/15/2034		125,000	174,494
6.750%, 10/01/2037		300,000	429,686
Guardian Life Insurance Co. of America:
4.875%, 06/19/2064 (2)		11,215,000	14,554,600
3.700%, 01/22/2070 (Callable 07/22/2069) (2)		14,000,000	14,811,469
4.850%, 01/24/2077 (2)		15,693,000	20,271,192
Hartford Financial Services Group, Inc.:
6.100%, 10/01/2041		2,925,000	4,121,888
3.600%, 08/19/2049 (Callable 02/19/2049)		15,725,000	17,152,823
High Street Funding Trust I,
4.111%, 02/15/2028 (Callable 11/15/2027) (2)		9,000,000	10,084,229
High Street Funding Trust II,
4.682%, 02/15/2048 (Callable 11/15/2047) (2)		7,000,000	8,519,650
HSBC Holdings PLC:
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%)(Callable 03/13/2022) (1)(3)		30,996,000	31,386,222
3.600%, 05/25/2023 (1)		6,000,000	6,307,747
3.950%, 05/18/2024 (3 Month LIBOR USD + 0.987%)(Callable 05/18/2023) (1)(3)		9,000,000	9,477,398
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%)(Callable 03/11/2024) (1)(3)		5,200,000	5,546,441
1.645%, 04/18/2026 (SOFR + 1.538%)(Callable 04/18/2025) (1)(3)		8,125,000	8,168,583
1.589%, 05/24/2027 (SOFR + 1.290%)(Callable 05/24/2026) (1)(3)		10,000,000	9,932,629
2.013%, 09/22/2028 (SOFR + 1.732%)(Callable 09/22/2027) (1)(3)		25,000,000	24,993,868
4.583%, 06/19/2029 (3 Month LIBOR USD + 1.535%)(Callable 06/19/2028) (1)(3)		17,125,000	19,443,090
2.206%, 08/17/2029 (SOFR + 1.285%)(Callable 08/17/2028) (1)(3)		10,000,000	9,918,597
3.973%, 05/22/2030 (3 Month LIBOR USD + 1.610%)(Callable 05/22/2029) (1)(3)		4,775,000	5,270,358
2.804%, 05/24/2032 (SOFR + 1.187%)(Callable 05/24/2031) (1)(3)		14,550,000	14,745,958
Humana, Inc.,
8.150%, 06/15/2038		8,983,000	14,399,819
Huntington Bancshares, Inc.,
2.625%, 08/06/2024 (Callable 07/06/2024)		1,500,000	1,573,312
ING Groep NV,
3.150%, 03/29/2022 (1)		4,000,000	4,057,062
Invesco Finance PLC,
3.125%, 11/30/2022		5,500,000	5,672,000
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)		10,000,000	10,585,607
Jefferies Group LLC:
4.850%, 01/15/2027		15,750,000	18,262,336
6.450%, 06/08/2027		1,300,000	1,619,938
4.150%, 01/23/2030		30,200,000	33,967,882
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (1)(2)		17,615,000	20,237,489
JPMorgan Chase & Co.:
3.200%, 01/25/2023		5,350,000	5,553,661
1.355%, 10/24/2023 (3 Month LIBOR USD + 1.230%)(Callable 10/24/2022) (3)		10,000,000	10,125,600
3.559%, 04/23/2024 (3 Month LIBOR USD + 0.730%)(Callable 04/23/2023) (3)		15,575,000	16,305,353
3.125%, 01/23/2025 (Callable 10/23/2024)		21,850,000	23,223,906
2.301%, 10/15/2025 (SOFR + 1.160%)(Callable 10/15/2024) (3)		19,859,000	20,597,998
2.005%, 03/13/2026 (SOFR + 1.585%)(Callable 03/13/2025) (3)		17,000,000	17,412,851
2.083%, 04/22/2026 (SOFR + 1.850%)(Callable 04/22/2025) (3)		71,000,000	73,027,862
1.045%, 11/19/2026 (SOFR + 0.800%)(Callable 11/19/2025) (3)		18,500,000	18,219,403
1.578%, 04/22/2027 (SOFR + 0.885%)(Callable 04/22/2026) (3)		25,000,000	25,050,701
1.470%, 09/22/2027 (SOFR + 0.765%)(Callable 09/22/2026) (3)		10,000,000	9,936,012
2.522%, 04/22/2031 (SOFR + 2.040%)(Callable 04/22/2030) (3)		30,500,000	31,116,195
1.953%, 02/04/2032 (SOFR + 1.065%)(Callable 02/04/2031) (3)		5,000,000	4,823,607
2.580%, 04/22/2032 (SOFR + 1.250%)(Callable 04/22/2031) (3)		15,000,000	15,208,020
KeyBank NA,
3.400%, 05/20/2026		21,575,000	23,455,954
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)		77,403,000	81,022,853
Liberty Mutual Group, Inc.:
6.500%, 03/15/2035 (2)		750,000	1,040,859
3.951%, 10/15/2050 (Callable 04/15/2050) (2)		900,000	998,809
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (2)		375,000	579,112
Life Storage LP:
3.875%, 12/15/2027 (Callable 09/15/2027)		2,575,000	2,888,316
2.200%, 10/15/2030 (Callable 07/15/2030)		6,950,000	6,891,567
Lincoln National Corp.:
3.400%, 01/15/2031 (Callable 10/15/2030)		15,000,000	16,298,764
6.300%, 10/09/2037		2,190,000	3,056,490
Lloyds Bank PLC:
4.050%, 08/16/2023 (1)		6,575,000	7,000,331
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%)(Callable 11/07/2022) (1)(3)		21,520,000	22,079,305
3.870%, 07/09/2025 (1 Year CMT Rate + 3.500%)(Callable 07/09/2024) (1)(3)		15,000,000	16,172,834
3.750%, 01/11/2027 (1)		7,800,000	8,577,191
1.627%, 05/11/2027 (1 Year CMT Rate + 0.850%)(Callable 05/11/2026) (1)(3)		5,000,000	4,995,795
4.375%, 03/22/2028 (1)		15,000,000	17,062,200
3.574%, 11/07/2028 (3 Month LIBOR USD + 1.205%)(Callable 11/07/2027) (1)(3)		21,550,000	23,455,928
LPL Holdings, Inc.,
4.000%, 03/15/2029 (Callable 03/15/2024) (2)		20,076,000	20,621,063
Macquarie Bank Ltd.:
4.875%, 06/10/2025 (1)(2)		7,800,000	8,640,156
3.624%, 06/03/2030 (1)(2)		28,805,000	30,237,276
Macquarie Group Ltd.:
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%)(Callable 11/28/2022) (1)(2)(3)		35,850,000	36,912,544
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%)(Callable 03/27/2023) (1)(2)(3)		21,000,000	22,058,321
1.340%, 01/12/2027 (SOFR + 1.069%)(Callable 01/12/2026) (1)(2)(3)		10,000,000	9,912,683
2.691%, 06/23/2032 (SOFR + 1.440%)(Callable 06/23/2031) (1)(2)(3)		10,000,000	9,985,069
Manulife Financial Corp.:
4.150%, 03/04/2026 (1)		15,000,000	16,776,064
2.484%, 05/19/2027 (Callable 03/19/2027) (1)		15,225,000	15,927,524
Marsh & McLennan Companies, Inc.:
3.750%, 03/14/2026 (Callable 12/14/2025)		9,225,000	10,146,570
5.875%, 08/01/2033		3,729,000	4,995,318
Massachusetts Mutual Life Insurance Co.:
7.625%, 11/15/2023 (2)		3,184,000	3,469,161
5.077%, 02/15/2069 (3 Month LIBOR USD + 3.191%)(Callable 02/15/2049) (2)(3)		10,000,000	12,355,081
3.729%, 10/15/2070 (2)		19,253,000	20,729,549
4.900%, 04/01/2077 (2)		13,000,000	16,758,080
MBIA Insurance Corp.,
11.386%, 01/15/2033 (3 Month LIBOR USD + 11.260%)(Callable 01/15/2023) (2)(3)(9)		700,000	77,000
MetLife, Inc.:
4.875%, 11/13/2043		3,375,000	4,390,413
4.050%, 03/01/2045		9,025,000	10,726,156
Metropolitan Life Insurance Co.,
7.800%, 11/01/2025 (2)		3,725,000	4,602,013
Mitsubishi UFJ Financial Group, Inc.:
3.455%, 03/02/2023 (1)		15,000,000	15,647,695
2.801%, 07/18/2024 (1)		10,000,000	10,540,341
2.193%, 02/25/2025 (1)		11,500,000	11,895,299
1.538%, 07/20/2027 (1 Year CMT Rate + 0.750%)(Callable 07/20/2026) (1)(3)		24,400,000	24,376,139
Mizuho Financial Group, Inc.:
2.953%, 02/28/2022 (1)		9,750,000	9,856,037
2.601%, 09/11/2022 (1)		5,000,000	5,109,368
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%)(Callable 09/11/2023) (1)(3)		9,000,000	9,559,501
2.555%, 09/13/2025 (3 Month LIBOR USD + 1.362%)(Callable 09/13/2024) (1)(3)		20,000,000	20,931,839
1.234%, 05/22/2027 (1 Year CMT Rate + 0.670%)(Callable 05/22/2026) (1)(3)		10,000,000	9,842,510
3.170%, 09/11/2027 (1)		24,650,000	26,506,241
1.979%, 09/08/2031 (3 Month LIBOR USD + 1.532%)(Callable 09/08/2030) (1)(3)		13,250,000	12,790,295
Morgan Stanley:
3.125%, 01/23/2023		15,000,000	15,524,705
3.750%, 02/25/2023		1,000,000	1,045,615
1.525%, 10/24/2023 (3 Month LIBOR USD + 1.400%)(Callable 10/24/2022) (3)		10,000,000	10,132,913
3.737%, 04/24/2024 (3 Month LIBOR USD + 0.847%)(Callable 04/24/2023) (3)		25,000,000	26,231,750
3.700%, 10/23/2024		5,000,000	5,423,572
2.720%, 07/22/2025 (SOFR + 1.152%)(Callable 07/22/2024) (3)		15,000,000	15,717,379
4.000%, 07/23/2025		2,500,000	2,754,254
2.188%, 04/28/2026 (SOFR + 1.990%)(Callable 04/28/2025) (3)		40,000,000	41,300,148
3.125%, 07/27/2026		13,175,000	14,180,015
3.591%, 07/22/2028 (3 Month LIBOR USD + 1.340%)(Callable 07/22/2027) (3)		22,350,000	24,509,849
National Australia Bank Ltd.:
2.332%, 08/21/2030 (1)(2)		75,200,000	72,695,644
2.990%, 05/21/2031 (1)(2)		24,495,000	24,787,971
3.933%, 08/02/2034 (5 Year CMT Rate + 1.880%)(Callable 08/02/2029) (1)(2)(3)		5,000,000	5,379,759
National Securities Clearing Corp.,
1.500%, 04/23/2025 (Callable 03/23/2025) (2)		13,000,000	13,200,126
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%)(Callable 03/08/2023) (1)(2)(3)		14,500,000	15,116,844
3.900%, 07/21/2025 (1)(2)		8,100,000	8,899,360
4.000%, 09/14/2026 (1)(2)		78,394,000	86,166,379
4.302%, 03/08/2029 (3 Month LIBOR USD + 1.452%)(Callable 03/08/2028) (1)(2)(3)		3,525,000	3,967,080
3.960%, 07/18/2030 (3 Month LIBOR USD + 1.855%)(Callable 07/18/2029) (1)(2)(3)		10,125,000	11,255,469
4.125%, 10/18/2032 (5 Year Mid Swap Rate USD + 1.849%)(Callable 10/18/2027) (1)(2)(3)		8,000,000	8,741,267
Nationwide Financial Services, Inc.,
3.900%, 11/30/2049 (Callable 05/30/2049) (2)		17,500,000	19,997,486
Nationwide Mutual Insurance Co.:
7.875%, 04/01/2033 (2)		5,600,000	7,865,941
9.375%, 08/15/2039 (2)		27,409,000	47,772,867
NatWest Group PLC,
1.642%, 06/14/2027 (1 Year CMT Rate + 0.900%)(Callable 06/14/2026) (1)(3)		26,725,000	26,723,223
New England Mutual Life Insurance Co.,
7.875%, 02/15/2024 (2)		3,200,000	3,706,775
New York Life Insurance Co.:
6.750%, 11/15/2039 (2)		25,105,000	37,749,787
4.450%, 05/15/2069 (Callable 11/15/2068) (2)		10,000,000	12,516,088
Nomura Holdings, Inc.:
2.648%, 01/16/2025 (1)		10,000,000	10,416,661
1.851%, 07/16/2025 (1)		15,000,000	15,223,244
2.172%, 07/14/2028 (1)		30,000,000	29,725,140
Old Republic International Corp.,
3.850%, 06/11/2051 (Callable 12/11/2050)		12,550,000	13,559,464
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)		16,000,000	17,368,619
People's United Bank NA,
4.000%, 07/15/2024 (Callable 04/16/2024)		4,400,000	4,698,594
Pine Street Trust I,
4.572%, 02/15/2029 (Callable 11/15/2028) (2)		5,000,000	5,675,890
Principal Financial Group, Inc.:
3.300%, 09/15/2022		1,215,000	1,249,099
3.125%, 05/15/2023		3,675,000	3,821,296
Protective Life Corp.,
4.300%, 09/30/2028 (Callable 06/30/2028) (1)(2)		4,105,000	4,604,335
Prudential Financial, Inc.,
3.878%, 03/27/2028 (Callable 12/27/2027)		7,156,000	8,101,880
Prudential Insurance Co. of America,
8.300%, 07/01/2025 (2)		21,011,000	25,953,571
Raymond James Financial, Inc.,
4.950%, 07/15/2046		15,000,000	19,375,128
Realty Income Corp.,
3.875%, 04/15/2025 (Callable 02/15/2025)		10,000,000	10,954,153
Regions Bank,
6.450%, 06/26/2037		3,864,000	5,487,946
Regions Financial Corp.,
2.250%, 05/18/2025 (Callable 04/18/2025)		16,650,000	17,303,544
Reliance Standard Life Global Funding II:
2.625%, 07/22/2022 (1)(2)		9,700,000	9,884,450
2.500%, 10/30/2024 (1)(2)		20,000,000	20,846,418
Rexford Industrial Realty LP,
2.125%, 12/01/2030 (Callable 09/01/2030)		13,000,000	12,593,286
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.,
2.875%, 10/15/2026 (Callable 10/15/2023) (2)(8)		10,000,000	9,772,000
Royal Bank of Canada,
4.650%, 01/27/2026 (1)		29,930,000	33,959,963
Royal Bank of Scotland Group PLC:
3.498%, 05/15/2023 (3 Month LIBOR USD + 1.480%)(Callable 05/15/2022) (1)(3)		62,335,000	63,469,415
4.519%, 06/25/2024 (3 Month LIBOR USD + 1.550%)(Callable 06/25/2023) (1)(3)		17,475,000	18,599,938
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%)(Callable 03/22/2024) (1)(3)		8,300,000	8,956,862
4.892%, 05/18/2029 (3 Month LIBOR USD + 1.754%)(Callable 05/18/2028) (1)(3)		5,150,000	5,996,700
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%)(Callable 05/08/2029) (1)(3)		11,000,000	12,583,000
Sammons Financial Group, Inc.,
3.350%, 04/16/2031 (Callable 01/16/2031) (2)		25,000,000	25,984,750
Santander Holdings USA, Inc.:
3.400%, 01/18/2023 (Callable 12/18/2022) (1)		5,750,000	5,946,308
3.450%, 06/02/2025 (Callable 05/02/2025) (1)		10,000,000	10,707,514
Santander UK Group Holdings PLC:
1.673%, 06/14/2027 (SOFR + 0.989%)(Callable 06/14/2026) (1)(3)		20,000,000	19,914,810
3.823%, 11/03/2028 (3 Month LIBOR USD + 1.400%)(Callable 11/03/2027) (1)(3)		6,000,000	6,563,467
Santander UK PLC:
5.000%, 11/07/2023 (1)(2)		36,375,000	39,316,646
4.000%, 03/13/2024 (1)		7,700,000	8,316,012
SMBC Aviation Capital Finance DAC,
3.550%, 04/15/2024 (Callable 03/15/2024) (1)(2)		15,000,000	15,879,749
Societe Generale SA:
5.000%, 01/17/2024 (1)(2)		18,000,000	19,443,519
3.875%, 03/28/2024 (1)(2)		10,000,000	10,682,380
2.625%, 10/16/2024 (1)(2)		14,575,000	15,164,165
2.625%, 01/22/2025 (1)(2)		34,600,000	35,925,836
4.250%, 04/14/2025 (1)(2)		30,420,000	32,858,311
4.250%, 08/19/2026 (1)(2)		18,572,000	20,274,848
1.488%, 12/14/2026 (1 Year CMT Rate + 1.100%)(Callable 12/14/2025) (1)(2)(3)		6,800,000	6,724,153
2.889%, 06/09/2032 (1 Year CMT Rate + 1.300%)(Callable 06/09/2031) (1)(2)(3)		7,000,000	7,039,618
3.625%, 03/01/2041 (1)(2)		9,200,000	9,369,582
Standard Chartered PLC:
3.885%, 03/15/2024 (3 Month LIBOR USD + 1.080%)(Callable 03/15/2023) (1)(2)(3)		17,600,000	18,379,405
3.785%, 05/21/2025 (3 Month LIBOR USD + 1.560%)(Callable 05/21/2024) (1)(2)(3)		35,225,000	37,555,060
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%)(Callable 01/30/2025) (1)(2)(3)		14,075,000	14,657,584
1.456%, 01/14/2027 (1 Year CMT Rate + 1.000%)(Callable 01/14/2026) (1)(2)(3)		15,000,000	14,746,543
4.644%, 04/01/2031 (5 Year CMT Rate + 3.850%)(Callable 04/01/2030) (1)(2)(3)		7,000,000	8,074,500
5.700%, 03/26/2044 (1)(2)		14,000,000	18,112,461
State Street Corp.,
2.901%, 03/30/2026 (SOFR + 2.600%)(Callable 03/30/2025) (3)		12,975,000	13,764,864
Stifel Financial Corp.:
4.250%, 07/18/2024		19,615,000	21,344,278
4.000%, 05/15/2030 (Callable 02/15/2030)		6,325,000	7,037,598
Sumitomo Mitsui Banking Corp.,
3.000%, 01/18/2023 (1)		2,500,000	2,583,643
Sumitomo Mitsui Financial Group, Inc.:
2.784%, 07/12/2022 (1)		13,325,000	13,584,760
3.102%, 01/17/2023 (1)		16,125,000	16,686,618
2.696%, 07/16/2024 (1)		10,400,000	10,923,840
2.448%, 09/27/2024 (1)		20,000,000	20,906,197
SunTrust Banks, Inc.:
3.689%, 08/02/2024 (3 Month LIBOR USD + 0.735%)(Callable 08/02/2023) (3)		6,345,000	6,720,566
3.300%, 05/15/2026 (Callable 04/15/2026)		28,734,000	31,276,189
Synchrony Financial:
4.250%, 08/15/2024 (Callable 05/15/2024)		33,325,000	36,011,180
4.500%, 07/23/2025 (Callable 04/23/2025)		12,795,000	14,128,833
3.700%, 08/04/2026 (Callable 05/04/2026)		5,388,000	5,846,543
3.950%, 12/01/2027 (Callable 09/01/2027)		43,000,000	47,433,444
Synovus Financial Corp.,
3.125%, 11/01/2022 (Callable 10/01/2022)		19,588,000	20,031,285
Trinity Acquisition PLC:
4.400%, 03/15/2026 (Callable 12/15/2025)		15,776,000	17,626,549
6.125%, 08/15/2043		23,630,000	32,618,491
UBS Group AG:
1.494%, 08/10/2027 (1 Year CMT Rate + 0.850%)(Callable 08/10/2026) (1)(2)(3)		10,000,000	9,884,209
2.095%, 02/11/2032 (1 Year CMT Rate + 1.000%)(Callable 02/11/2031) (1)(2)(3)		12,550,000	12,210,496
UBS Group Funding Switzerland AG:
2.650%, 02/01/2022 (1)(2)		10,000,000	10,077,096
3.491%, 05/23/2023 (Callable 05/23/2022) (1)(2)		34,075,000	34,734,170
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%)(Callable 08/15/2022) (1)(2)(3)		31,700,000	32,367,538
4.125%, 09/24/2025 (1)(2)		6,500,000	7,181,096
UnitedHealth Group, Inc.,
4.625%, 07/15/2035		12,175,000	15,125,786
Wells Fargo & Co.:
1.359%, 10/31/2023 (3 Month LIBOR USD + 1.230%)(Callable 10/31/2022) (3)		10,000,000	10,123,903
1.654%, 06/02/2024 (SOFR + 1.600%)(Callable 06/02/2023) (3)		12,375,000	12,616,876
3.000%, 02/19/2025		5,225,000	5,545,692
2.406%, 10/30/2025 (3 Month LIBOR USD + 1.087%)(Callable 10/30/2024) (3)		10,000,000	10,414,789
2.164%, 02/11/2026 (3 Month LIBOR USD + 0.750%)(Callable 02/11/2025) (3)		15,000,000	15,473,262
3.000%, 04/22/2026		4,000,000	4,291,563
2.393%, 06/02/2028 (SOFR + 2.100%)(Callable 06/02/2027) (3)		9,236,000	9,526,380
3.068%, 04/30/2041 (SOFR + 2.530%)(Callable 04/30/2040) (3)		35,000,000	35,965,754
5.013%, 04/04/2051 (3 Month LIBOR USD + 4.502%)(Callable 04/04/2050) (3)		8,000,000	10,736,216
Westpac Banking Corp.:
2.894%, 02/04/2030 (5 Year CMT Rate + 1.350%)(Callable 02/04/2025) (1)(3)		18,059,000	18,698,902
4.322%, 11/23/2031 (5 Year Mid Swap Rate USD + 2.236%)(Callable 11/23/2026) (1)(3)		10,000,000	11,038,159
4.110%, 07/24/2034 (5 Year CMT Rate + 2.000%)(Callable 07/24/2029) (1)(3)		10,000,000	10,864,936
2.668%, 11/15/2035 (5 Year CMT Rate + 1.750%)(Callable 11/15/2030) (1)(3)		10,000,000	9,791,650
Willis North America, Inc.:
2.950%, 09/15/2029 (Callable 06/15/2029)		10,600,000	11,084,161
5.050%, 09/15/2048 (Callable 03/15/2048)		15,000,000	19,319,897
Total Financials (Cost $5,944,543,360)			6,282,517,608	19.6%
Total Corporate Bonds (Cost $15,300,502,434)			16,283,447,359	50.7%

Municipal Bonds
Bellevue Union School District,
5.000%, 08/01/2028		625,000	738,140
Brazos Higher Education Authority, Inc.:
1.931%, 04/01/2024		1,000,000	1,017,446
1.981%, 04/01/2025		1,000,000	1,015,129
2.076%, 04/01/2026		1,000,000	1,010,770
2.176%, 04/01/2027		1,300,000	1,307,966
2.310%, 04/01/2028		1,000,000	1,004,152
2.410%, 04/01/2029		2,360,000	2,362,113
2.510%, 04/01/2030		1,175,000	1,171,200
2.760%, 04/01/2040 (Callable 04/01/2030)		1,680,000	1,627,291
California Housing Finance Agency,
2.794%, 08/01/2036 (Callable 08/01/2025)		6,490,000	6,678,986
California Qualified School Bond Joint Powers Authority:
6.739%, 09/01/2026		2,415,000	2,782,352
7.155%, 03/01/2027		1,700,000	1,972,657
Central Valley Support Joint Powers Agency,
5.676%, 09/01/2024		1,500,000	1,694,898
City of Vernon CA,
4.500%, 08/01/2022		7,500,000	7,656,637
Colton Joint Unified School District,
6.008%, 08/01/2026		1,250,000	1,524,565
County of Hamilton OH,
3.756%, 06/01/2042 (Insured by AGM)		25,725,000	28,188,552
County of Riverside CA,
2.667%, 02/15/2025		15,000,000	15,858,192
Great Lakes Water Authority,
2.615%, 07/01/2036 (Insured by AGM)		20,000,000	20,514,598
Hillsborough City School District,
0.000%, 09/01/2036		9,000,000	4,685,040
Illinois International Port District,
5.000%, 01/01/2035 (Callable 01/01/2026) (2)		3,660,000	3,602,617
Iowa Student Loan Liquidity Corp.,
2.989%, 12/01/2039 (Callable 12/01/2029)		5,600,000	5,580,922
Maryland Economic Development Corp.,
3.997%, 04/01/2034 (Callable 01/01/2034)		38,000,000	40,780,046
Massachusetts Educational Financing Authority:
2.455%, 07/01/2030		8,375,000	8,347,136
2.555%, 07/01/2031		5,000,000	4,985,386
3.775%, 07/01/2035 (Callable 07/01/2029)		8,695,000	9,194,875
Michigan Finance Authority,
4.600%, 10/01/2022		8,990,000	9,093,086
Minnesota Housing Finance Agency:
2.680%, 10/01/2046 (Callable 01/01/2026)(Insured by GNMA)		13,859,499	14,156,238
2.650%, 11/01/2046 (Callable 01/01/2026)(Insured by GNMA)		13,987,035	14,239,898
New Hampshire Business Finance Authority,
2.872%, 07/01/2035 (Callable 01/01/2035)		18,100,000	17,314,368
New Hampshire Housing Finance Authority,
3.750%, 07/01/2034 (Callable 07/01/2023)		1,060,000	1,087,687
New Jersey Turnpike Authority,
3.223%, 01/01/2036 (Callable 07/01/2025) (2)		40,000,000	41,701,592
North Carolina Housing Finance Agency:
2.870%, 07/01/2032 (Callable 01/01/2024)		1,640,000	1,704,470
2.812%, 07/01/2035 (Callable 01/01/2024)		1,990,000	2,054,020
North East Independent School District,
5.240%, 08/01/2027		3,000,000	3,659,704
Public Finance Authority,
0.000%, 12/15/2027 (Callable 11/01/2021)		13,665,000	10,705,422
Rhode Island Housing & Mortgage Finance Corp.,
2.913%, 10/01/2039 (Callable 10/01/2023)		965,000	992,405
Rhode Island Student Loan Authority:
2.100%, 12/01/2022		1,125,000	1,146,167
2.200%, 12/01/2023		1,400,000	1,444,429
2.400%, 12/01/2024		1,165,000	1,216,181
2.530%, 12/01/2025		2,310,000	2,423,561
2.730%, 12/01/2026		1,490,000	1,571,948
2.875%, 12/01/2027		1,800,000	1,900,299
5.000%, 12/01/2028		1,265,000	1,567,081
5.000%, 12/01/2029		1,295,000	1,628,908
3.625%, 12/01/2037 (Callable 12/01/2030)		6,000,000	6,223,701
Suburban Hospital Healthcare System, Inc.,
7.865%, 02/15/2027 (Insured by AMBAC)		8,755,000	10,242,861
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 11/01/2021)(Insured by SD CRED PROG)		1,350,000	1,353,305
West Contra Costa Unified School District,
6.250%, 08/01/2030		4,320,000	5,834,980
Western Michigan University Homer Stryker MD School of Medicine,
4.750%, 11/15/2028 (Insured by AGM)		12,900,000	15,125,348
Westlake City School District,
5.227%, 12/01/2026 (Callable 11/01/2021)		1,160,000	1,163,464
Total Municipal Bonds (Cost $332,999,618)			344,852,789	1.1%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1992-129, Class L, 6.000%, 07/25/2022		1,757	1,775
Series 1993-32, Class H, 6.000%, 03/25/2023		1,829	1,883
Series 1993-58, Class H, 5.500%, 04/25/2023		7,508	7,707
Federal Gold Loan Mortgage Corp. (FGLMC):
6.500%, 12/01/2028		7,280	8,197
6.500%, 06/01/2029		3,180	3,591
3.000%, 10/01/2030		18,141,748	19,239,801
3.000%, 02/01/2032		29,103,136	30,995,707
3.500%, 05/01/2032		12,790,909	13,710,039
3.000%, 07/01/2032		5,975,411	6,380,389
3.000%, 10/01/2032		4,463,760	4,766,335
3.000%, 11/01/2032		6,967,611	7,439,935
3.000%, 12/01/2032		6,979,292	7,445,177
3.000%, 01/01/2033		3,323,101	3,548,384
3.000%, 04/01/2033		3,639,323	3,886,105
3.500%, 01/01/2034		12,241,694	13,115,946
3.000%, 05/01/2035		9,001,536	9,554,931
3.000%, 10/01/2035		8,052,028	8,583,721
5.000%, 03/01/2036		2,723,223	3,106,797
5.500%, 04/01/2037		60,839	70,964
5.500%, 04/01/2038		35,513	41,454
5.500%, 05/01/2038		56,703	66,214
5.500%, 01/01/2039		9,914,656	11,428,036
4.500%, 11/01/2039		295,855	330,645
4.500%, 11/01/2039		985,527	1,101,426
4.500%, 08/01/2040		1,005,588	1,123,754
4.500%, 08/01/2040		1,298,041	1,442,884
4.000%, 10/01/2040		10,669,762	11,741,283
4.000%, 01/01/2041		6,913,633	7,624,137
3.500%, 06/01/2042		1,760,058	1,911,955
3.500%, 06/01/2042		2,645,263	2,865,426
3.500%, 07/01/2042		15,111,810	16,369,636
3.500%, 07/01/2042		10,169,259	11,015,713
3.000%, 08/01/2042		9,414,085	10,054,681
3.500%, 09/01/2042		6,033,597	6,554,349
3.000%, 11/01/2042		31,055,921	33,383,720
3.500%, 12/01/2042		10,028,701	10,893,260
3.000%, 01/01/2043		16,584,580	17,643,130
3.000%, 02/01/2043		3,270,120	3,491,840
3.500%, 02/01/2043		10,464,361	11,434,453
3.000%, 03/01/2043		10,180,621	10,914,986
3.000%, 04/01/2043		6,882,465	7,348,766
3.000%, 04/01/2043		7,922,623	8,516,573
3.000%, 06/01/2043		5,672,464	6,055,930
3.000%, 08/01/2043		13,152,696	14,040,505
4.500%, 12/01/2043		5,685,614	6,349,215
3.500%, 05/01/2044		23,793,495	25,978,519
3.500%, 08/01/2044		15,513,044	16,891,110
3.500%, 08/01/2044		8,813,422	9,577,783
4.000%, 09/01/2044		5,103,203	5,614,456
4.000%, 10/01/2044		9,019,999	9,943,936
3.500%, 01/01/2045		13,091,912	14,255,428
4.000%, 02/01/2045		5,748,729	6,305,967
3.500%, 06/01/2045		13,987,916	15,272,312
3.500%, 07/01/2045		11,390,332	12,360,038
3.000%, 10/01/2045		17,381,325	18,550,268
4.000%, 10/01/2045		8,394,757	9,164,178
3.500%, 12/01/2045		9,378,189	10,079,093
4.000%, 12/01/2045		3,342,955	3,647,612
3.000%, 01/01/2046		59,196,664	63,961,201
3.500%, 01/01/2046		25,002,365	27,110,327
4.000%, 02/01/2046		4,451,529	4,852,210
4.000%, 02/01/2046		11,810,304	13,007,236
3.500%, 03/01/2046		3,650,264	3,985,317
4.000%, 05/01/2046		384,351	417,992
3.500%, 08/01/2046		44,393,807	48,467,803
4.000%, 08/01/2046		6,520,495	7,182,138
3.000%, 10/01/2046		56,140,797	60,332,281
3.000%, 10/01/2046		40,133,411	42,991,512
4.500%, 11/01/2046		38,329,331	42,779,945
4.000%, 01/01/2047		24,862,702	27,522,915
3.000%, 02/01/2047		23,249,486	24,859,762
3.000%, 05/01/2047		44,330,569	47,508,162
3.500%, 08/01/2047		12,010,608	13,002,367
3.500%, 03/01/2048		4,087,985	4,406,896
4.000%, 06/01/2048		39,902,864	44,424,481
4.000%, 08/01/2048		13,336,820	14,502,266
3.000%, 12/01/2049		115,507,352	122,876,294
4.000%, 05/01/2050		76,383,936	84,198,347
2.500%, 02/01/2051		71,060,020	74,253,735
2.000%, 05/01/2051 (8)		84,004,702	84,948,344
2.000%, 08/01/2051		17,862,869	17,995,521
Federal Home Loan Mortgage Corp. (FHLMC),
Series 1186, Class I, 7.000%, 12/15/2021 (Callable 10/15/2021)		62	62
Federal National Mortgage Association (FNMA):
5.000%, 11/01/2021		2	2
2.500%, 12/01/2027		6,193,226	6,482,592
5.000%, 05/01/2028		18,702	20,543
6.500%, 09/01/2028		5,567	6,253
6.500%, 02/01/2029		12,729	14,307
3.000%, 07/01/2029		9,354,243	9,871,223
4.500%, 07/01/2030		2,053,474	2,240,733
3.000%, 08/01/2030		13,092,220	13,860,430
3.000%, 01/01/2031		39,179,980	41,569,476
4.000%, 11/01/2031		9,620,101	10,448,114
3.500%, 01/01/2032		21,869,023	23,246,921
5.500%, 01/01/2032		5,122	5,880
2.500%, 07/01/2032		16,275,392	17,135,329
3.000%, 11/01/2032		4,380,601	4,643,740
2.500%, 12/01/2032		52,308,152	54,687,916
3.000%, 04/01/2033		7,655,127	8,171,590
3.000%, 05/01/2033		7,605,744	8,096,418
3.500%, 09/01/2033		37,708,258	41,039,134
5.000%, 09/01/2033		5,869,691	6,659,151
4.500%, 10/01/2033		12,651,052	14,047,140
3.000%, 11/01/2033		64,082,229	68,651,484
4.000%, 01/01/2034		6,649,358	7,287,142
5.500%, 04/01/2034		401,273	458,598
4.000%, 09/01/2034		9,182,053	10,034,213
5.500%, 09/01/2034		18,091	20,918
5.000%, 02/01/2035		9,459,244	10,778,865
5.000%, 02/01/2035		6,381,207	7,262,680
5.500%, 02/01/2035		15,862	18,386
5.000%, 04/01/2035		681,248	776,018
5.000%, 07/01/2035		2,023,793	2,305,305
5.000%, 02/01/2036		1,225,995	1,398,832
5.000%, 03/01/2036		567,455	647,193
4.000%, 04/01/2036		4,166,473	4,537,653
5.500%, 04/01/2036		1,817,817	2,112,586
4.000%, 10/01/2036		6,809,898	7,454,848
4.000%, 05/01/2037		28,155,855	30,667,439
3.500%, 08/01/2037		16,534,134	17,718,080
2.500%, 04/01/2038		32,366,703	33,620,057
6.000%, 05/01/2038		3,057,414	3,613,031
4.500%, 04/01/2039		9,858,231	11,000,759
4.000%, 06/01/2039		5,895,166	6,476,557
5.000%, 06/01/2039		8,805,905	9,979,966
4.500%, 01/01/2040		4,176,467	4,682,369
4.500%, 01/01/2040		1,932,651	2,147,078
5.000%, 06/01/2040		6,237,924	7,093,888
4.000%, 08/01/2040		461,067	507,553
4.500%, 08/01/2040		5,810,022	6,480,584
4.500%, 08/01/2040		2,099,519	2,341,914
4.000%, 10/01/2040		796,487	876,790
4.000%, 11/01/2040		8,742,740	9,639,472
4.000%, 12/01/2040		2,433,245	2,717,122
3.500%, 01/01/2041		944,105	1,027,783
4.000%, 01/01/2041		1,858,969	2,049,677
3.500%, 02/01/2041		1,037,114	1,125,335
4.000%, 02/01/2041		180,801	199,208
4.500%, 02/01/2041		30,694,634	34,262,524
3.500%, 03/01/2041		6,792,562	7,349,445
4.000%, 03/01/2041		3,407,056	3,756,802
4.500%, 07/01/2041		2,654,286	2,965,586
3.500%, 09/01/2041		14,456,252	15,670,452
4.000%, 09/01/2041		1,307,201	1,438,788
3.500%, 11/01/2041		7,658,452	8,340,603
3.500%, 12/01/2041		1,336,183	1,446,985
4.000%, 12/01/2041		6,375,824	7,017,801
4.000%, 01/01/2042		12,642,362	13,980,005
4.500%, 01/01/2042		5,635,776	6,313,854
4.000%, 02/01/2042		12,169,596	13,457,487
3.000%, 04/01/2042		36,776,715	39,305,425
3.000%, 05/01/2042		1,626,447	1,729,767
3.500%, 05/01/2042		8,525,131	9,230,283
3.500%, 06/01/2042		3,134,416	3,394,331
3.500%, 07/01/2042		67,022,414	73,172,005
3.500%, 08/01/2042		5,464,949	5,934,198
3.500%, 09/01/2042		8,592,189	9,331,100
3.000%, 10/01/2042		12,645,078	13,749,993
3.000%, 03/01/2043		3,505,327	3,730,111
3.000%, 04/01/2043		1,268,871	1,354,319
3.000%, 05/01/2043		12,969,591	13,841,670
3.000%, 05/01/2043		4,971,606	5,342,296
3.500%, 05/01/2043		11,044,518	12,068,235
3.000%, 06/01/2043		14,457,363	15,428,015
3.500%, 06/01/2043		6,068,461	6,717,866
3.000%, 07/01/2043		11,391,806	12,191,705
4.000%, 07/01/2043		15,625,100	17,222,269
3.000%, 08/01/2043		4,227,268	4,499,998
3.500%, 08/01/2043		5,994,161	6,478,631
3.500%, 09/01/2043		18,152,064	19,648,368
4.500%, 09/01/2043		8,153,340	9,095,866
4.000%, 01/01/2045		6,246,346	6,873,868
3.500%, 02/01/2045		25,019,841	27,152,183
4.000%, 02/01/2045		3,427,494	3,767,053
4.000%, 02/01/2045		1,727,517	1,892,149
4.000%, 02/01/2045		12,256,140	13,552,936
4.000%, 02/01/2045		7,412,610	8,158,310
4.000%, 03/01/2045		5,227,709	5,762,523
4.000%, 11/01/2045		20,510,124	22,442,305
3.500%, 12/01/2045		14,409,988	15,481,520
4.000%, 12/01/2045		13,016,011	14,545,159
4.000%, 12/01/2045		26,013,316	28,380,227
4.500%, 02/01/2046		15,356,623	17,130,187
4.500%, 08/01/2046		14,495,660	16,033,227
3.000%, 10/01/2046		17,303,231	18,530,988
3.500%, 11/01/2046		14,336,213	15,419,389
4.000%, 02/01/2047		8,556,306	9,323,916
4.000%, 03/01/2047		16,847,011	18,644,020
4.000%, 03/01/2047		18,107,644	19,804,084
4.000%, 11/01/2047		5,789,312	6,244,606
3.500%, 12/01/2047		49,769,631	52,999,825
4.000%, 12/01/2047		28,845,025	31,096,594
3.000%, 01/01/2048		18,427,523	19,684,671
3.500%, 01/01/2048		8,273,652	8,779,884
3.500%, 03/01/2048		8,275,691	8,802,207
3.500%, 05/01/2048		46,363,593	49,915,476
5.000%, 11/01/2048		20,070,203	22,366,865
4.000%, 09/01/2049		4,265,800	4,572,120
3.500%, 01/01/2050		32,757,397	35,506,231
3.000%, 05/01/2050		115,672,684	124,240,973
2.500%, 06/01/2050		15,243,279	15,831,465
2.500%, 09/01/2050		70,468,216	73,517,087
2.500%, 12/01/2050		26,565,442	27,468,514
2.500%, 12/01/2050		84,523,384	87,785,062
2.500%, 01/01/2051		52,707,491	54,740,359
2.000%, 08/01/2051		11,406,463	11,484,389
2.500%, 08/01/2051		50,083,274	51,683,854
2.500%, 09/01/2051 (8)		102,981,598	106,788,387
Government National Mortgage Association (GNMA):
6.000%, 12/20/2028		9,548	10,821
6.500%, 01/20/2029		5,201	5,884
6.000%, 11/20/2033		7,197	8,430
5.000%, 07/20/2040		307,419	349,422
4.000%, 01/20/2041		4,692,122	5,143,433
4.000%, 08/20/2041		2,778,101	3,045,893
3.500%, 10/20/2041		5,325,511	5,759,617
4.000%, 12/20/2041		3,719,660	4,078,219
4.000%, 02/20/2042		7,144,978	7,879,624
4.000%, 06/20/2042		6,077,788	6,700,502
3.500%, 09/20/2042		4,025,003	4,352,087
4.000%, 09/20/2044		20,004,270	21,846,271
3.000%, 04/20/2045		6,189,952	6,523,212
3.500%, 04/20/2045		8,641,510	9,219,263
4.000%, 05/20/2045		8,151,375	8,874,710
3.500%, 06/20/2045		8,645,135	9,224,545
3.500%, 10/20/2045		28,503,640	30,390,974
3.500%, 01/20/2046		21,836,961	23,345,473
4.500%, 01/20/2046		8,066,565	8,952,960
4.000%, 04/20/2046		10,387,591	11,129,893
3.500%, 05/20/2046 (6)		38,587,857	41,004,361
4.000%, 05/20/2046		3,816,123	4,148,833
4.500%, 06/20/2047		10,898,541	11,816,257
4.500%, 07/20/2047		7,460,841	8,082,175
4.500%, 09/20/2047		36,725,559	39,786,951
3.500%, 02/20/2048		25,308,529	26,953,843
5.000%, 02/20/2049		49,231,245	53,145,078
2.500%, 07/20/2051		50,083,098	52,505,862
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MA, 3.000%, 02/25/2059 (Callable 11/25/2032)		43,391,514	45,184,720
Series 2020-3, Class MT, 2.000%, 05/25/2060 (Callable 03/25/2030)		34,092,492	34,247,395
Total U.S. Government Agency Issues (Cost $3,690,160,513)			3,858,381,548	12.0%

Non-U.S. Government Agency Issues
ABFC Trust,
Series 2006-OPT1, Class A3C2, 0.236%, 09/25/2036 (1 Month LIBOR USD + 0.300%)(Callable 10/25/2021) (3)		3,700,871	3,672,615
Alternative Loan Trust:
Series 2005-3CB, Class 2A1, 5.000%, 12/15/2021 (Callable 10/25/2021) (6)		86,439	85,229
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 (Callable 10/25/2021) (6)		14,136	14,148
Series 2005-11CB, Class 2A6, 5.500%, 06/25/2025 (Callable 10/25/2021)		3,989,417	3,813,332
Series 2004-18CB, Class 1A1, 6.000%, 09/25/2034 (Callable 10/25/2021)		2,087,461	2,147,738
Series 2005-6CB, Class 1A4, 5.500%, 04/25/2035 (Callable 10/25/2021) (6)		9,401,498	9,103,629
Series 2005-29CB, Class A1, 5.500%, 07/25/2035 (Callable 10/25/2021) (6)		1,440,646	1,142,788
Series 2005-49CB, Class A5, 5.500%, 11/25/2035 (Callable 10/25/2021)		1,599,446	1,388,219
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 (Callable 10/25/2021) (6)		252,068	254,973
Series 2005-85CB, Class 2A2, 5.500%, 02/25/2036 (Callable 10/25/2021) (6)		2,217,998	2,126,394
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (Callable 10/25/2021)		387,395	274,776
Arroyo Mortgage Trust,
Series 2019-3, Class A1, 2.962%, 10/25/2048 (Callable 07/25/2022) (2)(4)		20,276,047	20,489,913
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE2, Class A1, 0.276%, 03/25/2036 (1 Month LIBOR USD + 0.380%)(Callable 10/25/2021) (3)		7,396,898	7,356,306
Series 2006-HE6, Class A4, 0.246%, 11/25/2036 (1 Month LIBOR USD + 0.160%)(Callable 06/25/2022) (3)		113,714	113,266
Banc of America Alternative Loan Trust:
Series 2004-6, Class 4A1, 5.000%, 12/15/2021 (Callable 10/25/2021)		232,896	246,178
Series 2007-1, Class 1A1, 4.332%, 04/25/2022 (Callable 10/25/2021) (4)(6)		91,780	90,327
Series 2003-8, Class 1CB1, 5.500%, 10/25/2033 (Callable 10/25/2021)		1,247,554	1,297,413
Series 2006-5, Class CB7, 6.000%, 06/25/2046 (Callable 10/25/2021) (6)		140,166	137,981
Banc of America Funding Trust:
Series 2005-C, Class A1, 0.327%, 05/20/2035 (1 Month LIBOR USD + 0.240%)(Callable 11/20/2028) (3)		2,388,451	2,397,180
Series 2007-C, Class 1A3, 3.053%, 05/20/2036 (Callable 10/20/2021) (4)(6)		1,310,328	1,324,492
Series 2006-G, Class 1A1, 0.277%, 07/20/2036 (1 Month LIBOR USD + 0.380%)(Callable 10/20/2021) (3)		20,104,555	20,303,908
Bayview Financial Trust,
Series 2007-B, Class 1A2, 7.331%, 08/28/2037 (Callable 10/28/2021) (7)		71,525	70,488
Bear Stearns ARM Trust,
Series 2005-9, Class A1, 2.380%, 10/25/2035 (1 Year CMT Rate + 2.300%)(Callable 10/25/2021) (3)		323,352	332,072
Bear Stearns Asset Backed Securities I Trust,
Series 2005-HE4, Class M2, 1.046%, 04/25/2035 (1 Month LIBOR USD + 0.960%)(Callable 10/25/2021) (3)		1,049,518	1,049,974
BRAVO Residential Funding Trust,
Series 2020-RPL2, Class A1, 2.000%, 05/25/2059 (Callable 11/25/2036) (2)(4)		38,580,633	39,201,507
Chase Mortgage Finance Trust:
Series 2005-A2, Class 1A5, 3.037%, 01/25/2036 (Callable 10/25/2021) (4)		486,100	468,624
Series 2006-A1, Class 2A3, 2.817%, 09/25/2036 (Callable 10/25/2021) (4)(6)		369,698	342,903
Series 2007-A1, Class 2A3, 2.404%, 02/25/2037 (Callable 06/25/2026) (4)		677,410	682,536
Series 2007-A1, Class 3A1, 2.781%, 02/25/2037 (Callable 08/25/2024) (4)		1,757,340	1,833,670
CHL Mortgage Pass-Through Trust,
Series 2005-6, Class 2A1, 5.500%, 04/25/2035 (Callable 10/25/2021) (6)		290,188	278,239
Citicorp Mortgage Securities Trust:
Series 2006-3, Class 1A4, 6.000%, 06/25/2036 (Callable 10/25/2021)		2,897,383	2,935,026
Series 2007-2, Class 1A3, 6.000%, 02/25/2037 (Callable 10/25/2021) (6)		912,488	923,804
Citicorp Residential Mortgage Trust,
Series 2007-1, Class A6, 5.702%, 03/25/2037 (7)		2,413	2,468
Citigroup Mortgage Loan Trust,
Series 2018-RP2, Class A1, 3.500%, 02/25/2058 (Callable 12/25/2031) (2)(4)		19,897,620	20,423,410
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Class 1A1, 2.480%, 10/25/2035 (1 Year CMT Rate + 2.400%)(Callable 10/25/2021) (3)		4,703,199	4,934,532
Series 2005-9, Class 22A2, 6.000%, 10/25/2035 (Callable 11/25/2021)		1,834,488	1,872,255
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 (Callable 09/25/2022)		29,787	26,982
Countrywide Asset-Backed Certificates:
Series 2007-11, Class 2A3, 0.276%, 04/25/2034 (1 Month LIBOR USD + 0.190%)(Callable 11/25/2024) (3)		1,396,436	1,392,775
Series 2005-10, Class AF6, 4.915%, 12/25/2035 (Callable 10/25/2021) (4)		32,597	33,496
Series 2006-10, Class 1AF3, 5.971%, 12/25/2035 (Callable 02/25/2022) (4)		231,740	228,080
Series 2007-9, Class 2A3, 0.266%, 06/25/2047 (1 Month LIBOR USD + 0.180%)(Callable 07/25/2024) (3)		2,338,079	2,336,066
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1, 5.000%, 12/15/2021 (Callable 10/25/2021)		11,890	10,952
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB4, Class A1A, 0.176%, 04/25/2037 (1 Month LIBOR USD + 0.090%)(Callable 02/25/2024) (3)		1,934,892	1,911,177
CWABS Asset-Backed Certificates Trust:
Series 2005-7, Class AF6, 4.693%, 08/25/2035 (Callable 10/25/2021) (4)		731	737
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (Callable 10/25/2021) (4)		98,783	101,028
Series 2006-18, Class 2A2, 0.246%, 03/25/2037 (1 Month LIBOR USD + 0.160%)(Callable 06/25/2022) (3)		743,929	742,562
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust:
Series 2005-1, Class 1A1, 0.586%, 02/25/2035 (1 Month LIBOR USD + 0.500%)(Callable 10/25/2021) (3)		3,794,736	3,752,260
Series 2005-2, Class 1A7, 5.264%, 04/25/2035 (Callable 10/25/2021) (4)		5,968,872	6,009,715
First Franklin Mortgage Loan Trust,
Series 2006-FF6, Class A4, 0.336%, 04/25/2036 (1 Month LIBOR USD + 0.500%)(Callable 10/25/2021) (3)		14,095,508	13,988,333
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021 (Callable 10/25/2021)		2,522	1,935
Series 2006-FA8, Class 2A1, 5.750%, 01/25/2022 (Callable 10/25/2021) (6)		26,844	2,089
Series 2004-AA1, Class A1, 2.156%, 06/25/2034 (Callable 10/25/2021) (4)		2,817,786	2,896,887
Series 2005-AA2, Class 2A1, 2.566%, 04/25/2035 (Callable 10/25/2021) (4)		1,294,710	1,385,207
FirstKey Homes LLC,
Series 2021-SFR1, Class A, 1.538%, 08/19/2038 (2)		98,875,000	98,735,408
FirstKey Homes Trust,
Series 2021-SFR2, Class A, 1.380%, 09/17/2038 (2)		39,000,000	38,581,277
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029 (Callable 10/25/2021)		26	26
GS Mortgage Securities Trust,
Series 2018-RPL1, Class A1A, 3.750%, 10/25/2057 (Callable 11/25/2028) (2)		37,529,880	39,017,234
GSAA Home Equity Trust:
Series 2004-6, Class A1, 0.886%, 06/25/2034 (1 Month LIBOR USD + 0.800%)(Callable 10/25/2021) (3)		384,778	388,180
Series 2005-14, Class 1A1, 0.586%, 12/25/2035 (1 Month LIBOR USD + 0.500%)(Callable 10/25/2021) (3)		8,178,034	8,342,712
GSAMP Trust,
Series 2006-HE7, Class A2D, 0.316%, 10/25/2036 (1 Month LIBOR USD + 0.230%)(Callable 02/25/2022) (3)		461,682	459,812
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1, 5.500%, 12/01/2021		21,137	20,658
Series 2005-3F, Class 2A4, 6.000%, 03/25/2035 (Callable 02/25/2027)		1,701,242	1,737,563
Series 2005-AR2, Class 2A1, 2.623%, 04/25/2035 (Callable 10/25/2021) (4)		1,688,919	1,687,598
Home Equity Asset Trust,
Series 2004-7, Class A1, 0.446%, 01/25/2035 (1 Month LIBOR USD + 0.720%)(Callable 10/25/2021) (3)		10,084,238	9,971,926
J.P. Morgan Alternative Loan Trust:
Series 2006-A1, Class 2A1, 3.133%, 03/25/2036 (Callable 11/25/2023) (4)		51,294	51,981
Series 2007-S1, Class A1, 0.366%, 06/25/2037 (1 Month LIBOR USD + 0.560%)(Callable 10/25/2021) (3)		3,449,035	3,440,502
J.P. Morgan Mortgage Trust:
Series 2005-A8, Class 2A3, 2.838%, 11/25/2035 (Callable 10/25/2021) (4)		3,232,130	3,115,366
Series 2006-A2, Class 3A3, 2.574%, 04/25/2036 (Callable 10/25/2021) (4)		859,663	788,189
Series 2006-A2, Class 2A1, 2.747%, 04/25/2036 (Callable 10/25/2021) (4)		742,472	732,845
Series 2006-A7, Class 2A2, 3.145%, 01/25/2037 (Callable 10/25/2021) (4)		1,161,353	1,100,815
Series 2006-A7, Class 2A4R, 3.145%, 01/25/2037 (Callable 10/25/2021) (4)		1,187,839	1,110,272
Series 2007-A2, Class 2A3, 3.003%, 04/25/2037 (Callable 10/25/2021) (4)(6)		2,444,548	2,188,349
Series 2007-A4, Class 2A3, 3.050%, 06/25/2037 (Callable 01/25/2022) (4)		2,932,773	2,598,037
MASTR Alternative Loan Trust:
Series 2004-2, Class 2A1, 6.000%, 02/25/2034 (Callable 10/25/2021)		1,470,843	1,529,845
Series 2004-8, Class 2A1, 6.000%, 09/25/2034 (Callable 10/25/2021)		1,020,448	1,055,115
Series 2005-6, Class 1A5, 5.500%, 12/25/2035 (Callable 10/25/2021) (6)		1,575,946	1,409,317
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1B, 0.706%, 12/25/2029 (1 Month LIBOR USD + 0.620%)(Callable 10/25/2021) (3)		3,741,569	3,756,441
Series 2005-A5, Class A3, 2.158%, 06/25/2035 (Callable 10/25/2021) (4)		998,772	1,022,449
Mill City Mortgage Loan Trust:
Series 2018-2, Class A1, 3.500%, 05/25/2058 (Callable 01/25/2026) (2)(4)		14,348,628	14,640,535
Series 2018-3, Class A1, 3.484%, 08/25/2058 (Callable 02/25/2028) (2)(4)		10,339,599	10,693,465
Series 2019-1, Class A1, 3.250%, 10/25/2069 (Callable 07/25/2028) (2)(4)		24,338,997	25,386,289
Morgan Stanley Capital I, Inc. Trust,
Series 2006-HE2, Class A1, 0.426%, 03/25/2036 (1 Month LIBOR USD + 0.340%)(Callable 10/25/2021) (3)		1,442,073	1,438,898
MortgageIT Trust:
Series 2005-4, Class A1, 0.646%, 10/25/2035 (1 Month LIBOR USD + 0.560%)(Callable 10/25/2021) (3)		1,662,911	1,671,195
Series 2005-5, Class A1, 0.606%, 12/25/2035 (1 Month LIBOR USD + 0.520%)(Callable 10/25/2021) (3)		1,967,001	1,983,906
New Residential Mortgage Loan Trust:
Series 2016-1A, Class A1, 3.750%, 03/25/2056 (Callable 11/25/2028) (2)(4)		8,246,506	8,812,303
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (Callable 04/25/2028) (2)(4)		16,276,314	17,404,868
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (Callable 01/25/2030) (2)(4)		13,815,978	14,806,977
Series 2017-6A, Class A1, 4.000%, 08/25/2057 (Callable 12/25/2030) (2)(4)		17,049,783	18,167,771
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (Callable 10/25/2030) (2)(4)		8,925,524	9,525,410
Series 2019-RPL2, Class A1, 3.250%, 02/25/2059 (Callable 05/25/2030) (2)(4)		20,863,215	21,614,168
RALI Series Trust:
Series 2004-QS13, Class CB, 5.000%, 12/15/2021 (Callable 10/25/2021)		3,495	3,653
Series 2005-QS5, Class A1, 0.486%, 04/25/2035 (1 Month LIBOR USD + 0.400%)(Callable 10/25/2021) (3)(6)		1,442,878	1,148,770
Series 2005-QS11, Class A2, 0.586%, 07/25/2035 (1 Month LIBOR USD + 0.500%)(Callable 10/25/2021) (3)(6)		2,788,479	2,109,122
Series 2005-QA7, Class A22, 2.994%, 07/25/2035 (Callable 10/25/2021) (4)(6)		1,175,471	1,150,911
RASC Series Trust,
Series 2007-KS1, Class A3, 0.236%, 11/25/2036 (1 Month LIBOR USD + 0.150%)(Callable 07/25/2023) (3)		487,434	484,838
Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%, 05/25/2035 (Callable 03/25/2022) (7)		5,952	6,238
Series 2005-2, Class AF6, 4.781%, 08/25/2035 (Callable 09/25/2022) (7)		439,315	459,875
Series 2006-2, Class AF3, 5.797%, 08/25/2036 (Callable 09/25/2025) (7)		15,111,176	8,840,774
Series 2006-3, Class AF2, 5.580%, 11/25/2036 (Callable 02/25/2026) (7)		9,975,599	5,057,727
Series 2007-1, Class AF3, 5.612%, 04/25/2037 (Callable 02/25/2028) (7)		278,136	117,786
Series 2007-2, Class AF2, 5.675%, 06/25/2037 (Callable 05/25/2030) (7)		1,435,659	576,342
Soundview Home Loan Trust,
Series 2006-EQ1, Class A3, 0.246%, 10/25/2036 (1 Month LIBOR USD + 0.160%)(Callable 12/25/2021) (3)		1,883,905	1,882,047
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.486%, 04/25/2065 (Callable 12/25/2022) (2)(4)		9,411,633	9,451,561
Structured Asset Securities Corp.:
Series 2003-31A, Class 2A7, 2.322%, 10/25/2033 (Callable 10/25/2021) (4)		800,477	825,581
Series 2005-7XS, Class 1A4B, 5.940%, 04/25/2035 (Callable 10/25/2021) (7)		2,224	2,380
Towd Point Mortgage Trust:
Series 2016-3, Class A1, 2.250%, 08/25/2055 (Callable 05/25/2024) (2)(4)		11,718	11,745
Series 2016-2, Class A1, 3.000%, 08/25/2055 (Callable 10/25/2024) (2)(4)		2,271,019	2,283,752
Series 2016-4, Class A1, 2.250%, 07/25/2056 (Callable 04/25/2025) (2)(4)		3,369,476	3,390,971
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Callable 04/25/2025) (2)(4)		1,312,960	1,330,688
Series 2017-6, Class A1, 2.750%, 10/25/2057 (Callable 08/25/2024) (2)(4)		16,976,734	17,305,035
Series 2019-1, Class A1, 3.705%, 03/25/2058 (Callable 01/25/2026) (2)(4)		8,729,216	9,193,733
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (Callable 12/25/2024) (2)(4)		12,978,191	13,285,673
Series 2018-4, Class A1, 3.000%, 06/25/2058 (Callable 03/25/2026) (2)(4)		30,440,393	31,551,026
Series 2019-4, Class A1, 2.900%, 10/25/2059 (Callable 09/25/2026) (2)(4)		61,504,673	63,698,944
Series 2020-2, Class A1A, 1.636%, 04/25/2060 (Callable 06/25/2025) (2)(4)		37,538,794	37,822,670
Series 2020-4, Class A1, 1.750%, 10/25/2060 (Callable 09/25/2025) (2)		95,893,101	97,088,667
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB3, Class 1A, 6.000%, 10/25/2034 (Callable 10/25/2021)		830,659	851,981
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034 (Callable 10/25/2021)		2,038,240	2,132,051
Series 2005-3, Class 1CB3, 0.536%, 05/25/2035 (1 Month LIBOR USD + 0.450%)(Callable 10/25/2021) (3)(6)		3,857,963	3,275,505
Series 2005-6, Class 2A4, 5.500%, 08/25/2035 (Callable 10/25/2021) (6)		3,450,348	3,410,005
Series 2007-HY3, Class 4A1, 2.819%, 08/25/2036 (Callable 10/25/2021) (4)		7,773,411	7,724,840
Series 2006-AR10, Class 1A1, 2.864%, 09/25/2036 (Callable 10/25/2021) (4)		640,660	643,275
Wells Fargo Mortgage Backed Securities Trust:
Series 2006-AR14, Class 2A3, 2.534%, 10/25/2036 (Callable 10/25/2021) (4)(6)		1,047,430	1,030,996
Series 2007-7, Class A49, 6.000%, 06/25/2037 (Callable 10/25/2021) (6)		1,566,616	1,488,689
Total Non-U.S. Government Agency Issues (Cost $884,203,722)			886,578,147	2.8%
Total Residential Mortgage-Backed Securities (Cost $4,574,364,235)			4,744,959,695	14.8%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2017-M4, Class A2, 2.649%, 12/25/2026 (4)		27,763,704	29,556,048
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K029, Class A2, 3.320%, 02/25/2023 (4)		38,632,000	40,029,022
Series K725, Class A2, 3.002%, 01/25/2024		15,000,000	15,718,827
Series K037, Class A2, 3.490%, 01/25/2024		66,950,000	70,999,076
Series K038, Class A2, 3.389%, 03/25/2024		48,968,000	52,046,966
Series K048, Class A2, 3.284%, 06/25/2025 (4)		59,391,000	64,237,597
Series K050, Class A2, 3.334%, 08/25/2025 (4)		84,717,000	92,012,150
Series K734, Class A2, 3.208%, 02/25/2026		45,125,000	48,802,751
Series K061, Class A2, 3.347%, 11/25/2026 (4)		57,540,000	63,437,936
Series K062, Class A2, 3.413%, 12/25/2026		26,633,000	29,489,799
Series K063, Class A2, 3.430%, 01/25/2027 (4)		16,715,490	18,518,849
Series K064, Class A2, 3.224%, 03/25/2027		7,410,250	8,142,077
Series K065, Class A2, 3.243%, 04/25/2027		31,870,000	35,103,049
Series K066, Class A2, 3.117%, 06/25/2027		11,850,171	12,993,298
Series K067, Class A2, 3.194%, 07/25/2027		9,015,000	9,930,837
Series K068, Class A2, 3.244%, 08/25/2027		3,705,000	4,091,779
Series K072, Class A2, 3.444%, 12/25/2027		12,000,000	13,438,100
Series K074, Class A2, 3.600%, 01/25/2028		36,495,000	41,242,237
Series K077, Class A2, 3.850%, 05/25/2028 (4)		46,199,000	52,958,657
Series K079, Class A2, 3.926%, 06/25/2028		63,251,000	73,029,137
Series K080, Class A2, 3.926%, 07/25/2028 (4)		56,820,000	65,635,310
Series K158, Class A3, 3.900%, 10/25/2033 (4)		18,777,000	22,247,162
Total U.S. Government Agency Issues (Cost $812,015,505)			863,660,664	2.7%

Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%, 05/17/2050 (Callable 03/15/2027)		30,037,000	33,057,440
Series 2017-BNK8, Class A4, 3.488%, 11/17/2050 (Callable 10/15/2027)		69,721,751	76,572,966
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054 (Callable 12/15/2027)		32,737,000	36,013,728
Series 2017-BNK5, Class A5, 3.390%, 06/17/2060 (Callable 06/15/2027)		2,070,000	2,257,009
Series 2018-BN10, Class A5, 3.688%, 02/17/2061 (Callable 01/15/2028)		6,400,000	7,091,902
Series 2021-BN33, Class A5, 2.556%, 05/16/2064		53,919,000	55,857,706
BBCMS Mortgage Trust,
Series 2018-C2, Class A5, 4.314%, 12/15/2051 (Callable 12/15/2028)		14,445,000	16,666,427
Benchmark Mortgage Trust:
Series 2020-B19, Class A5, 1.850%, 09/17/2053 (Callable 08/15/2030)		40,850,000	40,144,733
Series 2020-B21, Class A5, 1.978%, 12/17/2053 (Callable 11/15/2030)		46,400,000	45,863,825
Series 2021-B24, Class A5, 2.584%, 03/17/2054 (Callable 03/15/2031)		29,000,000	30,093,810
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class A3, 3.753%, 03/12/2047 (Callable 12/10/2023)		2,556,297	2,696,989
Series 2015-GC27, Class A5, 3.137%, 02/10/2048 (Callable 12/10/2024)		50,189,111	53,272,629
Series 2015-GC29, Class A4, 3.192%, 04/10/2048 (Callable 04/10/2025)		25,065,000	26,740,172
Series 2016-C2, Class A4, 2.832%, 08/12/2049 (Callable 08/10/2026)		33,387,000	35,378,201
Series 2017-P8, Class A4, 3.465%, 09/16/2050 (Callable 08/15/2027)		29,775,000	32,586,064
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/17/2045 (Callable 04/15/2022)		18,515,822	18,663,451
Series 2013-CR9, Class A3, 4.022%, 07/12/2045		7,604,895	7,838,893
Series 2012-CR2, Class A4, 3.147%, 08/17/2045 (Callable 07/15/2022)		35,388,000	35,775,927
Series 2013-CR6, Class A4, 3.101%, 03/10/2046 (Callable 02/10/2023)		14,680,000	14,926,072
Series 2013-CR10, Class A4, 4.210%, 08/10/2046 (Callable 08/10/2023) (4)		11,500,000	12,163,687
Series 2014-CR18, Class A4, 3.550%, 07/17/2047 (Callable 05/15/2024)		4,804,238	5,037,655
Series 2014-CR19, Class A5, 3.796%, 08/12/2047 (Callable 08/10/2024)		33,800,000	36,362,969
Series 2014-CR20, Class ASB, 3.305%, 11/13/2047 (Callable 07/10/2024)		18,365,878	19,064,099
Series 2015-LC19, Class A4, 3.183%, 02/10/2048 (Callable 01/10/2025)		27,105,399	28,891,468
Series 2015-DC1, Class A5, 3.350%, 02/12/2048 (Callable 01/10/2025)		23,390,000	25,015,006
DBJPM Mortgage Trust,
Series 2020-C9, Class A5, 1.926%, 08/15/2053 (Callable 03/15/2030)		31,100,000	30,727,913
GS Mortgage Securities Trust:
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045 (Callable 11/10/2022)		40,256,858	40,931,990
Series 2013-GC13, Class A4, 3.871%, 07/12/2046 (Callable 04/10/2023) (4)		14,700,000	15,141,235
Series 2014-GC20, Class AAB, 3.655%, 04/12/2047		11,384,918	11,816,245
Series 2014-GC20, Class A5, 3.998%, 04/12/2047		9,959,000	10,593,757
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%, 04/15/2046 (Callable 04/15/2023)		31,025,000	31,904,879
Series 2013-LC11, Class A4, 2.694%, 04/17/2046 (Callable 03/15/2023)		4,598,963	4,698,775
Series 2012-LC9, Class ASB, 2.437%, 12/17/2047 (Callable 09/15/2022)		819,123	827,431
Series 2013-C10, Class ASB, 2.702%, 12/17/2047 (Callable 12/15/2022)		6,045,070	6,118,573
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C15, Class A4, 4.096%, 11/17/2045 (Callable 09/15/2023)		6,018,334	6,327,025
Series 2013-C17, Class A3, 3.928%, 01/17/2047 (Callable 11/15/2023)		8,140,962	8,408,000
Series 2014-C24, Class ASB, 3.368%, 11/18/2047 (Callable 07/15/2024)		7,517,130	7,817,952
Series 2014-C25, Class A5, 3.672%, 11/18/2047 (Callable 10/15/2024)		45,697,000	48,855,193
Series 2015-C30, Class A5, 3.822%, 07/15/2048 (Callable 07/15/2025)		42,110,000	45,683,636
Series 2016-C4, Class A3, 3.141%, 12/17/2049 (Callable 10/15/2026)		29,133,000	31,432,625
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class A5, 3.723%, 03/17/2050		17,310,000	19,081,971
Series 2017-JP7, Class A5, 3.454%, 09/16/2050 (Callable 07/15/2027)		27,356,184	29,881,291
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/17/2045 (Callable 07/11/2022)		41,590,000	42,057,933
Series 2012-C6, Class A4, 2.858%, 11/15/2045 (Callable 09/15/2022)		24,887,749	25,223,057
Series 2013-C10, Class A3, 4.101%, 07/17/2046 (Callable 04/15/2023) (4)		39,931,311	41,754,590
Series 2013-C12, Class A3, 3.973%, 10/17/2046 (Callable 07/15/2023)		13,728,391	14,354,442
Series 2014-C16, Class A5, 3.892%, 06/17/2047 (Callable 05/15/2024)		35,020,000	37,451,351
Series 2015-C25, Class ASB, 3.383%, 10/19/2048 (Callable 06/15/2025)		24,200,744	25,289,144
Series 2016-C30, Class A5, 2.860%, 09/17/2049 (Callable 08/15/2026)		9,062,000	9,568,723
Series 2016-C32, Class A4, 3.720%, 12/17/2049 (Callable 12/15/2026)		14,175,000	15,609,027
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class ASB, 2.991%, 02/15/2048 (Callable 11/15/2024)		10,345,258	10,716,567
Series 2016-C35, Class ASB, 2.788%, 07/17/2048 (Callable 10/15/2025)		10,830,934	11,275,534
Series 2016-BNK1, Class A3, 2.652%, 08/17/2049 (Callable 07/15/2026)		7,952,000	8,356,321
Series 2017-C40, Class A4, 3.581%, 10/17/2050 (Callable 09/15/2027)		48,894,000	53,672,694
Series 2017-C42, Class A4, 3.589%, 12/16/2050		52,370,521	57,655,089
Series 2017-RC1, Class A4, 3.631%, 01/15/2060 (Callable 02/15/2027)		11,875,000	13,029,252
Series 2018-C47, Class A4, 4.442%, 09/16/2061 (Callable 09/15/2028)		10,850,000	12,542,521
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%, 03/17/2045 (Callable 01/15/2023)		14,173,111	14,481,776
Series 2012-C6, Class A4, 3.440%, 04/15/2045 (Callable 01/15/2022)		3,456,967	3,463,447
Series 2013-C14, Class A4, 3.073%, 06/15/2046 (Callable 05/15/2023)		32,085,062	32,691,116
Series 2013-C18, Class A4, 3.896%, 12/17/2046 (Callable 12/15/2023)		19,965,984	21,105,551
Series 2014-C21, Class ASB, 3.393%, 08/16/2047 (Callable 01/15/2024)		6,809,337	7,024,855
Series 2014-C24, Class A5, 3.607%, 11/18/2047 (Callable 10/15/2024)		54,091,000	57,683,951
Series 2014-C23, Class ASB, 3.636%, 10/17/2057		6,430,068	6,708,011
Total Non-U.S. Government Agency Issues (Cost $1,541,028,202)			1,569,996,271	4.8%
Total Commercial Mortgage-Backed Securities (Cost $2,353,043,707)			2,433,656,935	7.5%

Asset Backed Securities
Affirm Asset Securitization Trust,
Series 2021-B, Class A, 1.030%, 08/15/2026 (Callable 08/15/2023) (2)		15,650,000	15,668,188
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039		6,100,000	8,470,863
Conseco Financial Corp.,
Series 1998-4, Class A5, 6.180%, 04/01/2030 (Callable 10/01/2021)		5,437	5,463
Ford Credit Auto Owner Trust:
Series 2019-1, Class A, 3.520%, 07/15/2030 (Callable 01/15/2024) (2)		18,675,000	19,882,266
Series 2018-1, Class A, 3.190%, 07/15/2031 (Callable 01/15/2025) (2)		28,641,000	30,666,884
Nelnet Student Loan Trust,
Series 2021-A, Class APT1, 1.360%, 04/20/2062 (Callable 09/20/2029) (2)		41,382,423	41,343,412
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023 (Callable 10/15/2021)		3,317	3,391
PFS Financing Corp.:
Series 2020-E, Class A, 1.000%, 10/15/2025 (2)		25,251,000	25,451,321
Series 2021-A, Class A, 0.710%, 04/15/2026 (2)		29,800,000	29,736,035
Series 2021-B, Class A, 0.775%, 08/17/2026 (2)		44,400,000	44,254,390
Towd Point Mortgage Trust:
Series 2020-MH1, Class A1A, 2.184%, 02/25/2060 (Callable 08/25/2022) (2)(4)		42,497,702	42,762,642
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (Callable 08/25/2022) (2)(4)		30,865,180	31,096,447
Toyota Auto Loan Extended Note Trust:
Series 2019-1A, Class A, 2.560%, 11/25/2031 (Callable 05/25/2024) (2)		62,085,050	65,095,740
Series 2020-1A, Class A, 1.350%, 05/25/2033 (Callable 05/25/2025) (2)		65,158,000	66,027,260
Total Asset Backed Securities (Cost $412,125,593)			420,464,302	1.3%

Common Stocks		Shares
Industrials
Valaris Ltd.		20,876	728,155
Weatherford International PLC		46,003	904,879
Total Common Stocks (Cost $9,767,910)			1,633,034	0.0%
Total Long-Term Investments (Cost $30,395,680,216)			31,635,625,012	98.5%

SHORT-TERM INVESTMENT
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.03% (5)		900,070,362	900,070,362
Total Short-Term Investment (Cost $900,070,362)			900,070,362	2.8%
Total Investments (Cost $31,295,750,578)			32,535,695,374	101.3%
Liabilities in Excess of Other Assets			(418,048,742)	(1.3)%
TOTAL NET ASSETS			$32,117,646,632	100.0%

Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
GNMA	Government National Mortgage Association
SD CRED PROG	State Credit Enhancement Program
CMT	Constant Maturity Treasury
LIBOR	London Inter-bank Offered Rate
SOFR	Secured Overnight Financing Rate

(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2021, the value of these securities totaled $6,225,340,465, which represented 19.38% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2021.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2021.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2021.
(8)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(9)	Security in default.

Baird Core Plus Bond Fund
Summary of Fair Value Exposure at September 30, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$7,320,194,223	$–	$7,320,194,223
Other Government Related Securities	–	86,416,675	–	86,416,675
Corporate Bonds	–	16,283,447,359	–	16,283,447,359
Municipal Bonds	–	344,852,789	–	344,852,789
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	3,858,381,548	–	3,858,381,548
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	886,578,147	–	886,578,147
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	863,660,664	–	863,660,664
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	1,569,996,271	–	1,569,996,271
Asset Backed Securities	–	420,464,302	–	420,464,302
Common Stocks	1,633,034	–	–	1,633,034
Total Long-Term Investments	1,633,034	31,633,991,978	–	31,635,625,012
Short-Term Investment
Money Market Mutual Fund	900,070,362	–	–	900,070,362
Total Short-Term Investment	900,070,362	–	–	900,070,362
Total Investments	$901,703,396	$31,633,991,978	$–	$32,535,695,374

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.